-------------------------------------------------------------------------------
Dear Shareholder:

     We are pleased to provide you with this Semi-Annual Report for the Merrill Lynch Funds For Institutions Series, including, for the first time, Merrill Lynch Rated Institutional Fund which commenced operations on June 15, 1998. In this and future shareholder reports we will highlight each Fund's performance, describe recent investment activities, and examine some of the important market developments that helped shape our investment strategy during the period under review.

Merrill Lynch Premier Institutional Fund

     For the six months ended October 31, 1998, the Fund's net annualized yield was 5.46%. The Fund's seven-day net annualized yield as of October 31, 1998, was 5.12%. The average portfolio maturity for the Merrill Lynch Premier Institutional Fund at October 31, 1998, was 80 days, compared to 73 days at April 30, 1998.

     During the six months ended October 31, 1998, Merrill Lynch Premier Institutional Fund's average life ranged from a low of 60 days to a high of 87 days. We attempted to maintain the Fund's average life at the longer end of the allowed spectrum because we believed that the turmoil in the global financial markets could slow US economic growth. As a result of safe haven buying of Treasury securities, quality yield spreads in general have been at their widest levels in some time. However, yield spreads between Federal Agency issues and corporate securities remained tight. We took this opportunity to sell one-year bank issues and purchase one-year Federal Agency coupon bonds and discount notes in the six-month-nine-month range. We continue to view variable rate securities as an attractive alternative to short-term money market issues, favoring those linked to the three-month London Interbank Offered Rate (LIBOR), the Federal Funds rate or the Prime rate.

     Looking ahead, we believe that a slowing US economy and continued fragility in global financial markets will keep interest rates on a downward trend. However, it is possible that there may be an acceleration of consumer spending during the holiday season.

Merrill Lynch Institutional Fund

     For the six months ended October 31, 1998, the Fund's net annualized yield was 5.37%. The Fund's seven-day net annualized yield as of October 31, 1998, was 5.09%. The average portfolio maturity for the Merrill Lynch Institutional Fund at October 31, 1998, was 72 days, compared to 75 days at April 30, 1998.

     During the six months ended October 31, 1998, Merrill Lynch Institutional Fund's average life ranged from 66 days to 88 days. In view of the meltdown in world markets and the massive hedge fund deleveraging that occurred in recent months, we believed that the Federal Open Market Committee would continue to conduct monetary policy in an accommodative manner. With the general aversion in the marketplace to any securities not issued by the US Government, we believed it was prudent to increase our positions in Federal Agency coupons and US Treasury bills and notes. We attempted to purchase commercial paper maturing in December to assure maximum liquidity with the potential for a spike in the Federal Funds rate at year-end. We continue to view variable rate securities as an attractive alternative to short-term money markets, favoring those linked to the three-month LIBOR, the Federal Funds rate or the Prime rate.

     Looking ahead, we believe that a slowing US economy and continued fragility in global financial markets will keep interest rates on a downward trend. However, it is possible that there may be an acceleration of consumer spending during the holiday season.

Merrill Lynch Rated Institutional Fund

     For the period ended October 31, 1998, the Fund's net annualized yield was 5.39%. The Fund's seven-day net annualized yield as of October 31, 1998, was 5.12%. The average portfolio maturity for the Merrill Lynch Rated Institutional Fund at October 31, 1998, was 47 days.

     Since the Fund's inception (June 15, 1998) through October 31, 1998, Merrill Lynch Rated Institutional Fund's average life ranged from 1 day to 59 days. The wide range is a reflection of the Fund's growth as well as anticipation of future interest rate cuts. During the period, the Fund's assets reached a high of $370 million. As a result of the continued Asian crisis and turmoil in the world financial markets, we were confident that the Federal Reserve Board would lower interest rates. This belief led us to maintain the Fund's average life toward the longer end of the allowed spectrum. We gradually decreased the Fund's need for overnight investments as our assets grew, bringing the overnight cash position to a range of 15%-20% of the Fund's net assets. We utilized a "barbelled" portfolio strategy, combining both overnight investments and longer-dated agency and Treasury products, in addition to increasing the Fund's exposure to three-month, LIBOR-linked floating rate issues.

     Looking ahead, we believe that the Federal Reserve Board will remain focused on the global marketplace and may assist in adding needed liquidity, while remaining vigilant in its effort to maintain growth without inflation within the US economy. We believe that the Federal Reserve Board is likely to continue its efforts to lessen the credit crunch and that its easing policy will persist if the current global economic stability should change.

Merrill Lynch Government Fund

     For the six months ended October 31, 1998, the Fund's net annualized yield was 5.30%. The Fund's seven-day net annualized yield as of October 31, 1998, was 4.94%. The average portfolio maturity for the Merrill Lynch Government Fund at October 31, 1998, was 52 days, compared to 58 days at April 30, 1998.

     For the six months ended October 31, 1998, Merrill Lynch Government Fund's average life ranged from 49 days to 60 days. During the six-month period, our interest rate outlook was relatively positive. From the beginning of May through the middle of August, the Federal Reserve Board kept interest rates unchanged despite a robust economy. We opted to hold larger positions overnight and utilized one-year Government Agency issues for yield enhancement. As the Asian crisis became the focus of the Federal Reserve Board's decision-making process, we believed that interest rates would head lower. We maintained our average life by reducing overnight positions in favor of short-term Government Agency obligations, while still increasing our longer-term holdings whenever possible.

Merrill Lynch Treasury Fund

     For the six months ended October 31, 1998, the Fund's net annualized yield was 4.96%. The Fund's seven-day net annualized yield as of October 31, 1998, was 4.55%. The average portfolio maturity for Merrill Lynch Treasury Fund at October 31, 1998, was 50 days, compared to 60 days at April 30, 1998.

     For the six months ended October 31, 1998, Merrill Lynch Treasury Fund's average life ranged from 46 days to 60 days. For most of the period, we kept the Fund's average life toward the longer end of the band, reflecting strong technical demand for Treasury issues and our outlook toward interest rates. As the six-month period began, the Treasury's need for funds remained muted. Scarcity of Treasury bills drove their yields well below those of similarly dated notes. Consequently, we favored Treasury notes over bills. By mid-September, front-end issuance had increased dramatically, narrowing the yield spreads between the Treasury issues. Since then, we have shifted a larger portion of our assets into bills rather than notes.

Merrill Lynch Institutional Tax-Exempt Fund

     For the six months ended October 31, 1998, the Fund's net annualized yield was 3.37%. The Fund's seven-day net annualized yield as of October 31, 1998, was 3.23%. The average portfolio maturity for the Merrill Lynch Tax-Exempt Fund at October 31, 1998, was 31 days, compared to 42 days at April 30, 1998.

     Merrill Lynch Institutional Tax-Exempt Fund began the six-month period ended October 31, 1998, with a neutral approach to the market. During the first three months of the period, the municipal yield curve remained fairly flat. We maintained the Fund's average life in the 35-day range taking advantage of variable rate demand note (VRDN) yield levels and selectively purchasing longer-term municipal notes that we believed were attractively priced for diversification purposes. As the second half of the period unfolded, our focus on the technical considerations in investing in the municipal market shifted to a focus on the fundamental aspects of the market.

     As the turmoil in Asia continued to unfold, new crises began to appear in both Russia and Latin America. These crises began to unsettle the world's stock markets, creating a rally in US Treasury securities as investors searched for a safe haven for their assets. Although the municipal note market was slow to react to such events, a combination of historically high relative values to Treasury securities and a reduction in municipal note issuance created from strong domestic economic conditions caused interest rates on municipal notes to fall approximately 50 basis points (0.50%). We sought to shift the Fund's investment strategy to a more aggressive approach; however, as a result of strong economic conditions there has been a reduction in the amount of longer-term municipal note issuance. Consequently, it has been difficult to extend the Fund's average life. The municipal yield curve continued to remain fairly flat as we increased the Fund's purchases of longer-term municipal notes, when available, and at the same time increased the Fund's exposure to shorter-term tax-exempt commercial paper (TECP).

     As investors reacted to the turbulent world financial markets, Treasury yields declined by as much as 100 basis points in anticipation of the Federal Reserve Board's September meeting. In a move that was expected, the Federal Reserve Board reduced the Federal Funds rate by 25 basis points at its September 29, 1998, meeting. Two weeks later, the Federal Reserve Board unexpectedly reduced the Federal Funds rate another 25 basis points to 5.00% and at its November meeting cut the discount rate 25 basis points to 4.75%. Most analysts believe the Federal Reserve Board will continue to reduce interest rates in order to stem the anticipated slow down in domestic economic conditions. However, recent economic data combined with better-than-expected corporate earnings may allow the Federal Reserve Board to delay any additional interest rate reductions. These factors have caused the one-year US Treasury bill to increase approximately 30 basis points from its lows of mid-October. Overall, the Fund was well situated throughout the period, and we were able to take advantage of the various interest rate movements on the yield curve.

     During the coming months, we expect to monitor the volatile market conditions, choosing a conservative strategy to the market as we anticipate the municipal yield curve to remain flat or inverted. We will continue to seek a balance of predominantly VRDN and short-term TECP securities, while selectively purchasing longer-term municipal note securities for diversification purposes. We will look to increase the Fund's structured product holdings to help stabilize its yield as we prepare for year-end pressures and large seasonal inflows in January. In addition, we will continue to closely monitor credit quality while seeking to offer an attractive tax-exempt yield to shareholders.

Sincerely,

[Signature of Robert W. Crook]

Robert W. Crook
President and Trustee
Merrill Lynch Funds For Institutions Series

[Signature of P. Michael Walsh]
P. Michael Walsh
Vice President and Portfolio Manager
Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund

[Signature of John Ng]
John Ng
Vice President and Portfolio Manager
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund

[Signature of Kevin Schiatta]
Kevin Schiatta
Vice President and Portfolio Manager
Merrill Lynch Institutional Tax-Exempt Fund

[Signature of Robert Sabatino]
Robert Sabatino
Vice President and Portfolio Manager
Merrill Lynch Rated Institutional Fund

November 27, 1998

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments
October 31, 1998 (Unaudited)

--------------------------------------------------------------------------------------------------------------
                                                                      Interest       Maturity        Value
                   Face Amount                                          Rate*          Date        (Note 1a)
--------------------------------------------------------------------------------------------------------------
U.S.              $ 25,000,000  U.S. Treasury Bills ................... 3.75%         10/14/99    $ 24,036,111
Government &        80,000,000  U.S. Treasury Bills ................... 3.89          10/14/99      76,915,556
Agency              12,500,000  U.S. Treasury Notes ................... 5.88          11/15/99      12,687,500
Issues -- 11.4%     12,500,000  U.S. Treasury Notes ................... 7.75          01/31/00      13,007,812
                    15,000,000  U.S. Treasury Notes ................... 5.38          01/31/00      15,187,500
                    24,310,000  U.S. Treasury Notes ................... 5.88          02/15/00      24,765,813
                    10,000,000  Federal Home Loan Banks ............... 5.67          01/20/00      10,012,600
                    10,000,000  Federal Home Loan Banks ............... 5.88          08/18/00      10,003,125
                    40,000,000  Federal Home Loan Banks ............... 5.56          09/18/00      40,022,400
                    15,000,000  Federal Home Loan Mortgage Corp. ...... 5.98          11/24/99      15,004,500
                    10,280,000  Student Loan Marketing Assoc. ......... 5.89          11/17/99      10,411,070
                    21,000,000  Student Loan Marketing Assoc. ......... 6.00          12/16/99      21,019,687
                    32,000,000  Federal Farm Credit Banks D/N ......... 4.80          09/10/99      30,781,387
                    25,000,000  Federal Farm Credit Banks D/N ......... 4.30          10/29/99      23,911,486
                    20,000,000  Federal Home Loan Banks D/N ........... 4.26          10/15/99      19,162,867
                    35,000,000  Federal Home Loan Mortgage Corp.
                                  D/N ................................. 4.88          04/01/99      34,310,014
                    13,460,000  Federal Home Loan Mortgage Corp.
                                  D/N ................................. 4.84          04/01/99      13,194,651
                    25,000,000  Federal Home Loan Mortgage Corp.
                                  D/N ................................. 4.63          07/02/99      24,237,250
                    25,000,000  Federal National Mortgage Assoc. D/N    5.25          03/22/99      24,535,875
                   100,000,000  Federal National Mortgage Assoc. D/N    4.87          04/01/99      98,028,611
                    50,000,000  Federal National Mortgage Assoc. D/N    4.85          04/01/99      49,014,306
                   105,830,000  Federal National Mortgage Assoc. D/N    4.76          05/03/99     103,312,304
                    50,000,000  Federal National Mortgage Assoc. D/N    4.68          06/09/99      48,594,444
                    50,000,000  Federal National Mortgage Assoc. D/N    4.63          06/11/99      48,581,667
                    10,000,000  Federal National Mortgage Assoc. D/N    4.65          06/25/99       9,698,444
                    19,380,000  Federal National Mortgage Assoc. D/N    4.65          06/30/99      18,783,204
                    25,000,000  Federal National Mortgage Assoc. D/N    4.60          07/07/99      24,221,556
                    27,931,000  Federal National Mortgage Assoc. D/N    4.59          07/08/99      27,057,784
                    70,000,000  Federal National Mortgage Assoc. D/N    4.53          08/16/99      67,502,400
                    10,600,000  Federal National Mortgage Assoc. D/N    4.60          08/20/99      10,216,539
--------------------------------------------------------------------------------------------------------------
                                Total U.S. Government & Agency
                                Issues (Cost $947,670,080) ............                            948,218,463
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

--------------------------------------------------------------------------------------------------------------
                                                                       Interest       Maturity        Value
                   Face Amount                                          Rate*           Date        (Note 1a)
--------------------------------------------------------------------------------------------------------------
U.S.               $75,000,000  Federal Home Loan Banks ................ 4.61%        03/26/99    $ 74,985,103
Government          50,000,000  Federal Home Loan Banks ................ 4.61         04/01/99      49,989,658
Agency              95,000,000  Federal Home Loan Banks ................ 4.70         09/02/99      94,960,308
Issues --           85,000,000  Federal National Mortgage Assoc. ....... 4.56         01/21/99      84,990,568
Variable            31,000,000  Federal National Mortgage Assoc. ....... 4.56         03/03/99      30,995,337
Rate -- 9.0%        50,000,000  Federal National Mortgage Assoc. ....... 4.64         04/09/99      49,989,110
                    10,000,000  Federal National Mortgage Assoc. ....... 4.30         07/26/99       9,987,646
                    50,000,000  Federal National Mortgage Assoc. ....... 4.35         07/30/99      49,968,809
                    18,000,000  Federal National Mortgage Assoc. ....... 4.30         09/22/99      17,971,663
                    48,000,000  Federal National Mortgage Assoc. ....... 4.67         10/27/99      47,977,725
                    24,000,000  Student Loan Marketing Assoc. .......... 4.64         11/25/98      23,999,390
                    30,000,000  Student Loan Marketing Assoc. .......... 4.16         08/02/99      29,944,708
                    50,000,000  Student Loan Marketing Assoc. .......... 4.57         01/12/00      49,988,982
                    60,000,000  Student Loan Marketing Assoc. .......... 4.37         02/02/00      59,981,931
                    76,000,000  Student Loan Marketing Assoc. .......... 4.62         02/04/00      75,977,013
--------------------------------------------------------------------------------------------------------------
                                Total U.S. Government Agency
                                Issues -- Variable Rate
                                (Cost $751,707,951) ....................                           751,707,951
--------------------------------------------------------------------------------------------------------------
Certificates of     25,000,000  Bank of America N.T. & S.A. ............ 5.60         01/12/99      25,008,066
Deposit -- 0.9%     50,000,000  Morgan Guaranty Trust Co. .............. 5.55         02/02/99      50,027,447
--------------------------------------------------------------------------------------------------------------
                                Total Certificates of Deposit
                                (Cost $74,991,098) .....................                            75,035,513
--------------------------------------------------------------------------------------------------------------
Certificates of     75,000,000  Bankers Trust Company .................. 5.07         02/19/99      74,983,613
Deposit --          75,000,000  Bankers Trust Company .................. 5.39         03/18/99      74,988,951
Variable            25,000,000  National City Bank, Kentucky ........... 5.12         01/20/99      24,997,260
Rate -- 2.1%
--------------------------------------------------------------------------------------------------------------
                                Total Certificates of Deposit --
                                Variable Rate (Cost $174,969,824) ......                           174,969,824
--------------------------------------------------------------------------------------------------------------
Euro                25,000,000  Bayerische Hypotheken-und
Certificates of                 Wechsel-Bank AG, Germany ............... 5.66         04/07/99      25,056,289
Deposit -- 0.3%
--------------------------------------------------------------------------------------------------------------
                                Total Euro Certificates of Deposit
                                (Cost $25,000,940) .....................                            25,056,289
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

--------------------------------------------------------------------------------------------------------------------
                                                                              Interest      Maturity        Value
                     Face Amount                                               Rate*          Date        (Note 1a)
--------------------------------------------------------------------------------------------------------------------
Yankee              $100,000,000   Bank of Tokyo Mitsubishi Ltd., NY ......... 5.89%        11/05/98    $100,000,110
Certificates of       24,000,000   Bayerische Landesbank
Deposit -- 7.9%                      Girozentrale, NY ........................ 5.64         03/15/99      24,035,146
                      28,000,000   Canadian Imperial Bank of
                                     Commerce, NY ............................ 5.55         02/10/99      28,017,163
                      50,000,000   Commerzbank AG, NY ........................ 5.54         02/02/99      50,026,221
                      50,000,000   Deutsche Bank AG, NY ...................... 5.67         03/26/99      50,087,835
                      25,000,000   Societe Generale, NY ...................... 5.55         02/09/99      25,015,120
                      25,000,000   Societe Generale, NY ...................... 5.58         02/10/99      25,017,320
                      50,000,000   Societe Generale, NY ...................... 5.68         03/22/99      50,086,402
                      25,000,000   Societe Generale, NY ...................... 5.73         03/30/99      25,051,324
                      22,000,000   Societe Generale, NY ...................... 5.69         07/16/99      22,122,706
                      25,000,000   Svenska Handelsbanken, NY ................. 5.79         05/07/99      25,094,943
                      20,000,000   Svenska Handelsbanken, NY ................. 5.78         05/28/99      20,085,009
                      50,000,000   Svenska Handelsbanken, NY ................. 5.75         06/09/99      50,233,751
                     100,000,000   Westdeutsche Landesbank
                                     Girozentrale, NY ........................ 5.28         12/31/98     100,001,903
                      25,000,000   Westpac Banking Corp., NY ................. 5.64         04/09/99      25,055,060
                      34,000,000   Westpac Banking Corp., NY ................. 5.73         04/23/99      34,097,042
--------------------------------------------------------------------------------------------------------------------
                                   Total Yankee Certificates of
                                   Deposit (Cost $652,891,443) ...............                           654,027,055
--------------------------------------------------------------------------------------------------------------------
Yankee                35,000,000   Credit Suisse First Boston Inc., NY ....... 5.21         12/11/98      35,000,000
Certificates of       20,000,000   Credit Suisse First Boston Inc., NY ....... 5.35         05/12/99      20,000,000
Deposit --            50,000,000   Societe Generale, NY ...................... 5.25         01/19/99      49,994,773
Variable              80,000,000   Societe Generale, NY ...................... 5.29         05/07/99      79,975,207
Rate -- 3.7%          50,000,000   Societe Generale, NY ...................... 5.32         08/11/99      49,974,464
                      25,000,000   Svenska Handelsbanken, NY ................. 5.11         07/21/99      24,989,387
                      50,000,000   Toronto-Dominion Bank Ltd., Canada          5.06         07/13/99      49,977,384
--------------------------------------------------------------------------------------------------------------------
                                   Total Yankee Certificates of
                                   Deposit -- Variable Rate
                                   (Cost $309,911,215) .......................                           309,911,215
--------------------------------------------------------------------------------------------------------------------
Time                 100,000,000   Deutsche Bank AG, NY ...................... 5.69         11/02/98     100,000,000
Deposits -- 3.1%     160,200,000   SunTrust Bank, Atlanta .................... 5.50         11/02/98     160,200,000
--------------------------------------------------------------------------------------------------------------------
                                   Total Time Deposits
                                   (Cost $260,200,000) .......................                           260,200,000
--------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

--------------------------------------------------------------------------------------------------------------
                                                                        Interest     Maturity        Value
                 Face Amount                                             Rate*         Date        (Note 1a)
--------------------------------------------------------------------------------------------------------------
Bank Notes --    $39,000,000  First National Bank of Chicago ..........  5.73%        5/19/99    $ 39,184,144
0.5%
--------------------------------------------------------------------------------------------------------------
                              Total Bank Notes
                              (Cost $38,990,345) ......................                            39,184,144
--------------------------------------------------------------------------------------------------------------
Bank Notes --     39,000,000  American Express Centurion Bank .........  5.36        03/19/99      39,000,000
Variable          37,500,000  Comerica Bank, Detroit ..................  5.29        02/02/99      37,496,311
Rate -- 4.2%      23,500,000  Comerica Bank, Detroit ..................  5.34        02/09/99      23,496,893
                  50,000,000  FCC National Bank, Wilmington ...........  5.06        05/12/99      49,984,598
                  20,000,000  First Tennessee Bank N.A.,
                                Memphis ...............................  5.57        02/08/99      19,997,887
                  25,000,000  First Tennessee Bank N.A.,
                                Memphis ...............................  5.57        02/18/99      24,997,122
                  95,000,000  First Union National Bank of North
                                Carolina, Memphis .....................  5.17        09/01/99      95,000,000
                  15,000,000  Huntington National Bank
                                (Columbus) ............................  5.12        01/20/99      14,998,389
                  15,000,000  Huntington National Bank
                                (Columbus) ............................  5.11        01/22/99      14,998,315
                  27,700,000  Old Kent Bank & Trust Co. ...............  5.06        06/30/99      27,689,192
--------------------------------------------------------------------------------------------------------------
                              Total Bank Notes--Variable Rate
                              (Cost $347,658,707) .....................                           347,658,707
--------------------------------------------------------------------------------------------------------------
Corporate         25,000,000  Abbey National Treasury Services
Notes -- 2.7%                   PLC ...................................  5.50        02/02/99      25,000,000
                  22,000,000  Chrysler Financial Corp. ................  6.44        06/16/99      22,168,960
                   9,969,109  Copelco Capital Funding Trust ...........  5.68        08/16/99       9,970,668
                  21,108,000  Deutsche Pfandbrief und
                                Hypothekenbank ........................  6.13        04/09/99      21,177,656
                     421,733  Ford Credit Auto Owner Trust 1998-A .....  5.55        02/16/99         421,733
                  12,661,000  General Motors Acceptance Corp. .........  7.75        01/15/99      12,712,657
                  25,000,000  International Lease Finance Corp. .......  5.50        01/15/99      25,000,000
                   5,000,000  International Lease Finance Corp. .......  6.44        05/03/99       5,028,100
                   8,500,000  Lehman Brothers Holdings Inc. ........... 10.00        05/15/99       8,682,750
                  16,000,000  Lehman Brothers Holdings Inc. ...........  6.92        06/01/99      16,067,200
                  14,900,000  Lehman Brothers Holdings Inc. ...........  7.63        07/15/99      15,059,728
                   5,000,000  Lehman Brothers Holdings Inc. ...........  6.90        07/15/99       5,053,600
                   5,500,000  Lehman Brothers Holdings Inc. ...........  6.30        08/11/99       5,510,945

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)


--------------------------------------------------------------------------------------------------------------
                                                                        Interest      Maturity        Value
                 Face Amount                                             Rate*          Date        (Note 1a)
--------------------------------------------------------------------------------------------------------------
Corporate        $25,000,000  Lehman Brothers Holdings Inc. ............ 6.44%        08/13/99    $ 25,062,500
Notes             20,000,000  Lehman Brothers Holdings Inc. ............ 6.84         10/07/99      20,150,000
(continued)        8,694,791  Premier Auto Trust 1998-2 ................ 5.62         02/08/99       8,694,791
--------------------------------------------------------------------------------------------------------------
                              Total Corporate Notes
                              (Cost $225,821,838) ......................                           225,761,288
--------------------------------------------------------------------------------------------------------------
Corporate         65,000,000  Abbey National Treasury Services
Notes --                        PLC .................................... 5.10         07/15/99      64,966,624
Variable          50,000,000  Abbey National Treasury Services
Rate -- 17.8%                   PLC .................................... 5.04         07/20/99      49,971,397
                  85,000,000  Abbey National Treasury Services
                                PLC .................................... 5.27         08/17/99      84,830,000
                  45,000,000  Abbey National Treasury Services
                                PLC .................................... 5.25         10/29/99      45,000,000
                  43,000,000  Abbey National Treasury Services
                                PLC .................................... 5.25         11/01/99      43,000,000
                  50,000,000  American Honda Finance Corp. ............. 5.27         04/08/99      50,000,000
                  25,000,000  Bank of Nova Scotia ...................... 5.16         01/29/99      24,999,121
                  70,000,000  Bear Stearns Companies Inc. .............. 5.39         12/11/98      70,000,000
                  50,000,000  Bear Stearns Companies Inc. .............. 5.63         02/16/99      50,000,000
                  30,000,000  Bear Stearns Companies Inc. .............. 5.57         03/02/99      30,000,000
                  70,000,000  Bear Stearns Companies Inc. .............. 5.38         06/15/99      70,000,000
                  20,000,000  Chrysler Financial Corp. ................. 5.22         03/11/99      20,001,380
                  10,000,000  Chrysler Financial Corp. ................. 5.21         03/11/99      10,000,514
                  25,000,000  CIT Group Holdings Inc. .................. 5.06         04/19/99      24,993,223
                  26,700,000  CIT Group Holdings Inc. .................. 5.05         05/24/99      26,689,807
                  30,000,000  CIT Group Holdings Inc. .................. 5.08         08/30/99      29,463,099
                  25,000,000  Ford Motor Credit Co. .................... 5.21         01/08/99      25,000,000
                  21,000,000  General Electric Capital Corp. ........... 5.07         06/03/99      20,993,960
                  20,000,000  General Electric Capital Corp. ........... 5.59         09/03/99      19,996,000
                  55,000,000  General Motors Acceptance Corp. .......... 5.61         02/24/99      54,998,361
                  30,000,000  General Motors Acceptance Corp. .......... 5.20         07/06/99      29,987,345
                  23,000,000  General Motors Acceptance Corp. .......... 5.60         08/26/99      22,965,730
                  15,000,000  General Motors Acceptance Corp. .......... 5.22         10/08/99      14,978,010
                  22,000,000  General Motors Acceptance Corp. .......... 5.72         02/27/01      22,000,000
                  20,000,000  Goldman Sachs Group L.P. ................. 5.26         02/01/99      20,003,112
                  15,000,000  Goldman Sachs Group L.P. ................. 5.35         11/12/99      14,992,500
                  20,000,000  Household Finance Corp. .................. 5.64         09/13/99      19,964,000
                  40,000,000  Lehman Brothers Holdings Inc. ............ 5.21         03/22/99      40,000,370
                   6,600,000  Lehman Brothers Holdings Inc. ............ 6.01         05/18/99       6,611,252

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

----------------------------------------------------------------------------------------------------------------
                                                                          Interest    Maturity         Value
                  Face Amount                                              Rate*        Date         (Note 1a)
----------------------------------------------------------------------------------------------------------------
Corporate        $ 25,000,000  Lehman Brothers Holdings Inc. ........... 5.37%        05/24/99    $   25,016,550
Notes --           28,000,000  Lehman Brothers Holdings Inc. ........... 5.30         08/20/99        28,016,646
Variable           90,000,000  Liberty Lighthouse US Cap Co., LLC        5.30         10/08/99        89,838,000
Rate               50,000,000  Liberty Lighthouse US Cap Co., LLC        5.33         10/15/99        49,985,270
(continued)        50,000,000  Morgan (J.P.) & Co., Inc. ............... 5.08         02/24/99        49,993,914
                   25,000,000  Morgan Stanley, Dean Witter,
                                 Discover & Co. ........................ 5.18         11/20/98        25,000,000
                   25,000,000  Morgan Stanley, Dean Witter,
                                 Discover & Co. ........................ 5.66         12/10/98        25,003,749
                   23,000,000  Morgan Stanley, Dean Witter,
                                 Discover & Co. ........................ 5.30         01/15/99        23,000,000
                   25,000,000  Pepsico Inc. ............................ 5.50         08/19/99        24,957,500
                   34,000,000  Racers 1998-MM-7-1 ...................... 5.40         08/13/99        34,000,000
                   75,000,000  Svenska Handelsbanken Inc. .............. 5.63         05/18/99        74,993,874
                   20,000,000  Xerox Capital (Europe) PLC .............. 5.58         08/20/99        19,974,000
----------------------------------------------------------------------------------------------------------------
                               Total Corporate Notes -- Variable
                               Rate (Cost $1,477,081,181) ..............                           1,476,185,308
----------------------------------------------------------------------------------------------------------------
Master              7,000,000  Goldman Sachs Group L.P. ................ 5.09         01/08/99         7,000,000
Notes --          200,000,000  Goldman Sachs Group L.P. ................ 5.14         02/22/99       200,000,000
Variable           30,000,000  Jackson National Life Insurance Co. ..... 5.36         05/03/99        30,000,000
Rate -- 6.6%       28,000,000  John Hancock Mutual
                                 Life Insurance Co. .................... 5.38         07/30/99        28,000,000
                  233,650,000  Morgan (J.P.) & Co., Inc. ............... 5.14         01/12/99       233,650,000
                   10,000,000  Pacific Life Insurance Co. .............. 5.37         06/01/99        10,000,000
                   10,000,000  Pacific Life Insurance Co. .............. 5.37         10/01/99        10,000,000
                   20,000,000  Travelers Insurance Company (The) ....... 5.37         01/21/99        20,000,000
                   10,000,000  Travelers Insurance Company (The) ....... 5.37         02/01/99        10,000,000
----------------------------------------------------------------------------------------------------------------
                               Total Master Notes -- Variable
                               Rate (Cost $548,650,000) ................                             548,650,000
----------------------------------------------------------------------------------------------------------------
Commercial         76,100,000  Aesop Funding Corp. ..................... 5.18         12/16/98        75,607,252
Paper -- 28.9%     13,004,000  American Honda Finance Corp. ............ 5.50         11/18/98        12,970,226
                   35,000,000  American Honda Finance Corp. ............ 5.48         11/20/98        34,898,772
                   35,869,000  Amsterdam Funding Corp. ................. 5.26         12/11/98        35,659,366
                   29,000,000  Amsterdam Funding Corp. ................. 5.35         01/29/99        28,612,850
                   18,575,000  Apex Funding Corp. ...................... 5.75         11/02/98        18,572,033
                   20,022,000  Apex Funding Corp. ...................... 5.75         11/05/98        20,009,208
                   30,000,000  Apreco Inc. ............................. 5.47         12/03/98        29,854,133
                   22,929,000  Banner Receivables Corp. ................ 5.74         11/06/98        22,910,720

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

---------------------------------------------------------------------------------------------------------------
                                                                         Interest       Maturity        Value
                  Face Amount                                              Rate*          Date        (Note 1a)
---------------------------------------------------------------------------------------------------------------
Commercial       $ 15,200,000  Certain Funding Ltd. ...................... 5.40%        12/15/98    $15,099,680
Paper              12,172,000  Certain Funding Ltd. ...................... 5.37         12/18/98     12,086,664
(continued)       100,000,000  CIT Group Holdings Inc. ................... 5.46         12/28/98     99,135,500
                   45,000,000  Concord Minuteman Capital Co. LLC           5.26         01/22/99     44,446,500
                   25,000,000  Concord Minuteman Capital Co. LLC           5.28         01/22/99     24,692,500
                   55,000,000  Concord Minuteman Capital Co. LLC           5.30         01/26/99     54,290,500
                   50,000,000  Corporate Asset Funding Co. Inc. .......... 5.16         12/18/98     49,663,167
                   35,000,000  CXC Inc. .................................. 5.46         12/04/98     34,824,825
                   76,877,000  Edison Asset Securitization LLC ........... 5.30         01/22/99     75,931,413
                   25,000,000  Edison Asset Securitization LLC ........... 5.40         02/02/99     24,664,167
                   50,000,000  Eureka Securitization Inc. ................ 5.47         12/03/98     49,756,889
                   10,000,000  Finova Capital Corp. ...................... 5.51         11/30/98      9,955,614
                   25,000,000  Finova Capital Corp. ...................... 5.50         01/25/99     24,681,250
                   30,000,000  Finova Capital Corp. ...................... 5.50         01/26/99     29,613,000
                   50,000,000  Finova Capital Corp. ...................... 5.50         01/28/99     49,340,000
                   10,000,000  Finova Capital Corp. ...................... 5.50         01/29/99      9,866,500
                   50,000,000  Finova Capital Corp. ...................... 5.35         02/26/99     49,155,000
                   50,000,000  General Electric Capital Corp. ............ 5.47         02/18/99     49,212,778
                   50,000,000  General Electric Capital Corp. ............ 5.48         02/26/99     49,155,000
                  100,000,000  General Electric Capital Corp. ............ 5.48         03/02/99     98,285,833
                   75,000,000  General Electric Capital Corp. ............ 5.47         03/03/99     73,703,750
                   50,000,000  Greenwich Funding Corp. ................... 5.45         11/16/98     49,886,458
                   25,000,000  Greyhawk Capital Corp. .................... 5.48         12/04/98     24,874,417
                   25,000,000  Greyhawk Capital Corp. .................... 5.32         12/07/98     24,867,000
                   40,000,000  Greyhawk Capital Corp. .................... 5.48         02/26/99     39,324,000
                   40,000,000  Lexington Parker Capital Corp. ............ 5.48         12/04/98     39,799,067
                   60,000,000  Lexington Parker Capital Corp. ............ 5.23         01/22/99     59,262,000
                   80,000,000  Lexington Parker Capital Corp. ............ 5.28         01/22/99     79,016,000
                   25,000,000  Minmetals Capital & Securities Inc. ....... 5.14         03/25/99     24,490,000
                   10,000,000  Mont Blanc Capital Corp. .................. 5.30         12/17/98      9,932,278
                   36,398,000  Old Line Funding Corp. .................... 5.44         11/19/98     36,298,997
                   17,231,000  Old Line Funding Corp. .................... 5.44         11/20/98     17,181,528
                   44,636,000  Park Avenue Receivables Corp. ............. 5.47         11/16/98     44,534,267
                   29,815,000  Park Avenue Receivables Corp. ............. 5.20         12/09/98     29,651,349
                   60,000,000  Park Avenue Receivables Corp. ............. 5.35         01/25/99     59,235,000
                   29,300,000  Preferred Receivables Funding Corp.         5.25         12/02/98     29,167,539
                   63,835,000  Preferred Receivables Funding Corp.         5.25         12/07/98     63,499,866
                   10,115,000  Preferred Receivables Funding Corp.         5.25         12/22/98     10,039,770
                  100,000,000  Prudential Funding Corp. .................. 5.72         11/02/98     99,984,111

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

----------------------------------------------------------------------------------------------------------------
                                                                       Interest       Maturity         Value
                  Face Amount                                           Rate*           Date         (Note 1a)
----------------------------------------------------------------------------------------------------------------
Commercial       $ 47,837,000  Repeat Offering Securitization Entity ... 5.26%        12/02/98    $   47,620,325
Paper              32,823,000  Repeat Offering Securitization Entity ... 5.31         12/07/98        32,648,710
(continued)       100,000,000  Salomon Smith Barney Holdings Inc. ...... 5.48         02/22/99        98,367,778
                   50,000,000  Salomon Smith Barney Holdings Inc. ...... 5.49         02/23/99        49,176,667
                   76,201,000  Thames Asset Global Securities .......... 5.47         12/08/98        75,772,602
                  150,000,000  Variable Funding Capital Corp. .......... 5.75         11/02/98       149,976,042
----------------------------------------------------------------------------------------------------------------
                               Total Commercial Paper
                               (Cost $2,400,821,062) ...................                           2,401,260,861
----------------------------------------------------------------------------------------------------------------
Repurchase         30,000,000  Lehman Brothers Holdings Inc.,
Agreements**                   purchased on 10/30/98 ................... 5.58         11/02/98        30,000,000
-- 0.8%            33,000,000  State Street Bank & Trust Company,
                               purchased on 10/30/98 ................... 5.25         11/02/98        33,000,000
----------------------------------------------------------------------------------------------------------------
                               Total Repurchase Agreements
                               (Cost $63,000,000) ......................                              63,000,000
----------------------------------------------------------------------------------------------------------------
                               Total Investments -- 99.9%
                               (Cost $8,299,365,684) ...................                           8,300,826,618
----------------------------------------------------------------------------------------------------------------
                               Other Assets Less Liabilities -- 0.1%                                   7,057,589
----------------------------------------------------------------------------------------------------------------
                               Net Assets -- Equivalent to $1.00
                               Per Share on 8,306,423,273
                               Shares of Beneficial Interest
                               Outstanding -- 100.0% ...................                          $8,307,884,207
================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 1998, net unrealized appreciation amounted to $1,460,934 and is comprised of $2,885,304 in appreciation and $1,424,370 in depreciation.

 *Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 1998. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collateralized by U.S. Government and Agency
  Obligations.

D/N--Discount Notes


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Assets and Liabilities
October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
Total investments at value (identified cost $8,299,365,684) (Note 1a) .............   $8,300,826,618
Cash ..............................................................................        1,799,203
Interest receivable ...............................................................       52,250,697
Receivable for investments sold ...................................................       40,515,278
Prepaid expense ...................................................................          714,971
                                                                                      --------------
   Total assets ...................................................................    8,396,106,767
                                                                                      --------------
Liabilities:
Advisory fee payable (Note 2) .....................................................        1,071,420
Payable for investments purchased .................................................       83,495,855
Dividends payable .................................................................        3,547,333
Accrued expenses ..................................................................          107,952
                                                                                      --------------
   Total liabilities ..............................................................       88,222,560
                                                                                      --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 8,306,423,273 shares of beneficial interest outstanding) .........................   $8,307,884,207
                                                                                      ==============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Operations
For the Six Months Ended October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) ...........................     $214,286,192
                                                                       ------------
Expenses:
Investment advisory fee (Note 2) .................................        5,729,633
Registration fees ................................................          744,665
Accounting and custodian services ................................          185,101
Legal and audit fees .............................................           85,229
Trustees' fees (Note 5) ..........................................           38,426
Printing and shareholder reports .................................           37,992
Dividend and transfer agency fees ................................           34,226
Insurance ........................................................           15,538
Miscellaneous ....................................................            5,000
                                                                       ------------
   Total expense .................................................        6,875,810
                                                                       ------------
   Net investment income .........................................      207,410,382
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions ......   $ 680,151
Net unrealized appreciation of investments ..........   2,410,922
                                                        ---------
   Net realized and unrealized gain from investments .............        3,091,073
                                                                       ------------
Net Increase in Net Assets Resulting From Operations .............     $210,501,455
                                                                       ============

See Notes to Financial Statements.


-----------------------------------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund                                  Six Months              Year
Statement of Changes in Net Assets (Unaudited)                               Ended               Ended
                                                                       October 31, 1998      April 30, 1998
-----------------------------------------------------------------------------------------------------------
Increase in Net Assets:
Operations:
Net investment income .............................................     $  207,410,382      $  298,115,643
Net realized gain from investment transactions ....................            680,151             558,082
Net unrealized appreciation (depreciation) of investments .........          2,410,922             (13,174)
                                                                        --------------      --------------
Net increase in net assets resulting from operations ..............        210,501,455         298,660,551
Total declared as dividends to shareholders (Note 4) ..............       (208,090,533)       (298,673,725)
Capital share transactions (Note 3) ...............................      1,660,950,652       3,821,339,552
                                                                        --------------      --------------
Net increase in net assets ........................................      1,663,361,574       3,821,326,378
Net Assets:
Beginning of period ...............................................      6,644,522,633       2,823,196,255
                                                                        --------------      --------------
End of period .....................................................     $8,307,884,207      $6,644,522,633
                                                                        ==============      ==============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Financial Highlights
(Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                       Six Months            Year          For the Period
                                                                          Ended              Ended       January 27, 1997*
                                                                    October 31, 1998    April 30, 1998   to April 30, 1997
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ............................         $ 1.00               $1.00            $1.00
Income from Investment Operations:
 Net investment income ..........................................           .027                .055             .014
Less Distributions:
 Dividends from net investment income ...........................         (.027)               (.055)            (.014)
                                                                          ------              ------            ------
Net Asset Value, end of period ..................................          $1.00               $1.00            $1.00
                                                                          ======              ======            ======
Total Return ....................................................          2.78%(2)             5.69%            1.40%(2)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ................................     $8,307,884          $6,644,523       $2,823,196
 Ratio of expenses to average net assets (before waiver)                    .18%(1)              .18%             .18%(1)
 Ratio of expenses to average net assets (after waiver) .........            --                   --              .17%(1)
 Ratio of net investment income, including realized and
  unrealized gains and losses, to average net assets
  (before waiver) ...............................................          5.51%(1)             5.55%            5.26%(1)
 Ratio of net investment income, including realized and
  unrealized gains and losses, to average net assets
  (after waiver) ................................................            --                   --             5.27%(1)

*Commencement of operations

(1) On an annualized basis

(2) Cumulative total return

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments
October 31, 1998 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                            Interest          Maturity       Value
                    Face Amount                                               Rate*             Date       (Note 1a)
---------------------------------------------------------------------------------------------------------------------------
U.S.               $25,000,000     U.S. Treasury Bills ....................   3.75%           10/14/99    $24,036,111
Government &        13,000,000     U.S. Treasury Notes ....................   6.88            08/31/99     13,260,000
Agency              12,500,000     U.S. Treasury Notes ....................   5.88            11/15/99     12,687,500
Issues -- 11.2%     12,500,000     U.S. Treasury Notes ....................   7.75            01/31/00     13,007,813
                    10,000,000     U.S. Treasury Notes ....................   5.38            01/31/00     10,125,000
                    13,000,000     U.S. Treasury Notes ....................   5.88            02/15/00     13,243,750
                    22,500,000     U.S. Treasury Notes ....................   4.50            09/30/00     22,621,288
                    20,000,000     Federal Home Loan Banks ................   5.88            08/18/00     20,006,250
                    35,000,000     Federal Home Loan Banks ................   5.56            09/18/00     35,019,600
                    15,000,000     Federal Home Loan Mortgage
                                     Corp. ................................   5.98            11/24/99     15,006,300
                    25,000,000     Federal Home Loan Mortgage
                                     Corp. ................................   5.88            05/19/00     25,112,500
                    50,000,000     Federal National Mortgage Assoc.           6.00            09/02/99     50,511,500
                    20,000,000     Student Loan Marketing Assoc. ..........   5.89            11/17/99     20,255,000
                    20,550,000     Student Loan Marketing Assoc. ..........   6.00            12/16/99     20,569,266
                    31,000,000     Federal Farm Credit Banks D/N ..........   4.80            09/10/99     29,819,468
                    25,000,000     Federal Farm Credit Banks D/N ..........   4.30            10/29/99     23,911,486
                    28,400,000     Federal Home Loan Banks D/N ............   4.26            10/15/99     27,211,271
                    50,000,000     Federal Home Loan Mortgage
                                     Corp. D/N ............................   5.19            02/19/99     49,251,389
                    50,000,000     Federal Home Loan Mortgage
                                     Corp. D/N ............................   5.07            03/25/99     49,052,000
                    25,000,000     Federal Home Loan Mortgage
                                     Corp. D/N ............................   4.63            07/02/99     24,237,250
                    38,000,000     Federal National Mortgage Assoc.
                                     D/N ..................................   5.21            02/04/99     37,508,639
                    40,000,000     Federal National Mortgage Assoc.
                                     D/N ..................................   5.15            02/25/99     39,368,444
                    25,000,000     Federal National Mortgage Assoc.
                                     D/N ..................................   5.25            03/17/99     24,552,333
                    75,000,000     Federal National Mortgage Assoc.
                                     D/N ..................................   5.25            03/22/99     73,607,625
                    46,000,000     Federal National Mortgage Assoc.
                                     D/N ..................................   5.08            04/05/99     45,069,139
                    50,000,000     Federal National Mortgage Assoc.
                                     D/N ..................................   4.68            06/09/99     48,594,444
                    50,000,000     Federal National Mortgage Assoc.
                                     D/N ..................................   4.63            06/11/99     48,581,667

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------
                                                                              Interest         Maturity         Value
                      Face Amount                                              Rate*             Date         (Note 1a)
-----------------------------------------------------------------------------------------------------------------------
U.S.                $50,000,000      Federal National Mortgage Assoc.
Government &                           D/N ..................................   4.60%          07/06/99    $ 48,449,389
Agency               25,000,000      Federal National Mortgage Assoc.
Issues                                 D/N ..................................   4.60           07/07/99      24,221,556
(continued)          75,000,000      Federal National Mortgage Assoc.
                                       D/N ..................................   4.53           08/16/99      72,324,000
-----------------------------------------------------------------------------------------------------------------------
                                     Total U.S. Government & Agency
                                     Issues (Cost $960,202,088) .............                               961,221,978
-----------------------------------------------------------------------------------------------------------------------
U.S.                 75,000,000      Federal Home Loan Banks ................   4.61           03/26/99      74,985,103
Government           50,000,000      Federal Home Loan Banks ................   4.61           04/01/99      49,989,657
Agency               60,000,000      Federal Home Loan Banks ................   4.61           08/12/99      59,972,591
Issues --            91,000,000      Federal Home Loan Banks ................   4.70           09/02/99      90,961,980
Variable             50,000,000      Federal National Mortgage Assoc.........   4.42           11/03/98      49,999,808
Rate -- 9.2%         75,000,000      Federal National Mortgage Assoc.........   4.56           01/21/99      74,991,678
                    100,000,000      Federal National Mortgage Assoc.........   4.56           03/03/99      99,984,959
                     50,000,000      Federal National Mortgage Assoc.........   4.64           04/09/99      49,989,110
                    100,000,000      Federal National Mortgage Assoc.........   4.35           07/30/99      99,937,617
                     44,000,000      Federal National Mortgage Assoc.........   4.67           10/27/99      43,979,582
                     55,000,000      Student Loan Marketing Assoc. ..........   4.57           01/12/00      54,987,880
                     40,000,000      Student Loan Marketing Assoc. ..........   4.37           02/02/00      39,987,954
-----------------------------------------------------------------------------------------------------------------------
                                     Total U.S. Government Agency
                                     Issues -- Variable Rate
                                     (Cost $789,767,919) ....................                               789,767,919
-----------------------------------------------------------------------------------------------------------------------
Certificates of      25,000,000      Bank of America N.T. & S.A. ............   5.60           01/12/99      25,008,066
Deposit -- 1.2%      25,000,000      Bank One, Wisconsin ....................   5.74           05/11/99      25,091,019
                     25,000,000      Chase Manhattan Bank N.A. ..............   5.70           07/02/99      25,131,953
                     25,000,000      Morgan Guaranty Trust Co. ..............   5.55           02/02/99      25,013,724
-----------------------------------------------------------------------------------------------------------------------
                                     Total Certificates of Deposit
                                     (Cost $99,975,180) .....................                               100,244,762
-----------------------------------------------------------------------------------------------------------------------
Certificates         50,000,000      Fleet National Bank, RI ................   5.07           03/19/99      49,989,852
of Deposit --        25,000,000      National City Bank, Kentucky ...........   5.12           01/20/99      24,997,260
Variable
Rate -- 0.9%
-----------------------------------------------------------------------------------------------------------------------
                                     Total Certificates of Deposit --
                                     Variable Rate
                                     (Cost $74,987,113) .....................                                74,987,112
-----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                            Interest       Maturity         Value
                     Face Amount                                             Rate*           Date         (Note 1a)
-------------------------------------------------------------------------------------------------------------------
Euro                $25,000,000     Bayerische Hypotheken-und
Certificates of                      Wechsel-Bank AG, London .............   5.66%         04/07/99     $25,056,724
Deposit -- 0.3%
-------------------------------------------------------------------------------------------------------------------
                                    Total Euro Certificates of
                                    Deposit (Cost $25,000,940) ...........                               25,056,724
-------------------------------------------------------------------------------------------------------------------
Yankee               40,000,000     Bank of Montreal .....................   5.69          06/15/99      40,179,690
Certificates of      25,000,000     Barclays Bank PLC, NY ................   5.71          04/16/99      25,065,641
Deposit -- 7.1%      78,000,000     Canadian Imperial Bank of
                                     Commerce, NY ........................   5.55          02/10/99      78,048,449
                     50,000,000     Canadian Imperial Bank of
                                     Commerce, NY ........................   5.74          04/01/99      50,124,313
                     20,000,000     Canadian Imperial Bank of
                                     Commerce, NY ........................   5.71          06/21/99      20,094,997
                     24,000,000     Canadian Imperial Bank of
                                     Commerce, NY ........................   5.71          06/23/99      24,115,412
                     69,000,000     Credit Suisse First Boston Inc.,
                                     NY ..................................   5.74          01/07/99      69,037,913
                     25,000,000     Credit Suisse First Boston Inc.,
                                     NY ..................................   5.60          01/29/99      25,010,955
                     50,000,000     Credit Suisse First Boston Inc.,
                                     NY ..................................   5.72          03/29/99      50,373,630
                     50,000,000     Deutsche Bank AG, NY .................   5.62          02/26/99      50,048,770
                     25,000,000     Deutsche Bank AG, NY .................   5.70          03/30/99      25,048,280
                     25,000,000     Deutsche Bank AG, NY .................   5.73          04/15/99      25,067,908
                     25,000,000     Norddeutsche Landesbank
                                     Girozentrale, NY ....................   5.72          04/16/99      25,067,295
                     50,000,000     Westdeutsche Landesbank
                                     Girozentrale, NY ....................   5.25          02/16/99      50,017,440
                     50,000,000     Westdeutsche Landesbank
                                     Girozentrale, NY ....................   5.35          03/18/99      50,050,764
-------------------------------------------------------------------------------------------------------------------
                                    Total Yankee Certificates of
                                    Deposit (Cost $605,921,526) ..........                              607,351,457
-------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------
                                                                                 Interest         Maturity        Value
                        Face Amount                                               Rate*             Date        (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
Yankee                $50,000,000      Bank of Montreal ........................   5.11%          07/22/99    $49,978,888
Certificates of        95,000,000      Barclays Bank PLC, NY ...................   5.03           06/01/99     94,951,532
Deposit --             35,000,000      Credit Suisse First Boston Inc.,
Variable                                 NY ....................................   5.21           12/11/98     35,000,000
Rate -- 3.3%           25,000,000      National City Bank, Indiana .............   5.27           02/05/99     24,996,826
                       80,000,000      Norddeutsche Landesbank
                                        Girozentrale, NY .......................   5.28           02/02/99     79,990,163
-------------------------------------------------------------------------------------------------------------------------
                                       Total Yankee Certificates of
                                       Deposit -- Variable Rate
                                       (Cost $284,917,409) .....................                              284,917,409
-------------------------------------------------------------------------------------------------------------------------
Time                  300,000,000      Deutsche Bank AG, NY ....................   5.69           11/02/98    300,000,000
Deposits --            25,000,000      SunTrust Bank, Atlanta ..................   5.50           11/02/98     25,000,000
 6.6%                  41,000,000      SunTrust Bank, Atlanta ..................   5.00           11/02/98     41,000,000
                      200,000,000      Westdeutsche Landesbank
                                        Girozentrale, NY .......................   5.44           11/02/98    200,000,000
-------------------------------------------------------------------------------------------------------------------------
                                       Total Time Deposits
                                       (Cost $566,000,000) .....................                              566,000,000
-------------------------------------------------------------------------------------------------------------------------
Bank Notes --          15,000,000      FCC National Bank, Wilmington ...........   5.70           01/07/99     14,995,408
 1.6%                  30,000,000      First National Bank of Chicago ..........   5.63           03/16/99     30,021,370
                       39,000,000      First National Bank of Chicago ..........   5.73           05/19/99     39,085,171
                        5,000,000      First Tennessee Bank, N.A. ..............   5.82           04/30/99      5,013,278
                       25,000,000      Huntington National Bank
                                         (Columbus) ............................   5.60           01/29/99     24,991,760
                       20,000,000      Lasalle National Bank, Chicago ..........   5.55           02/22/99     20,079,280
-------------------------------------------------------------------------------------------------------------------------
                                       Total Bank Notes
                                       (Cost $133,974,798) .....................                              134,186,267
-------------------------------------------------------------------------------------------------------------------------
Bank Notes --          40,000,000      Comerica Bank, Detroit ..................   5.29           02/02/99     39,996,065
Variable               29,000,000      Comerica Bank, Detroit ..................   5.34           02/09/99     28,996,166
Rate -- 6.4%           66,000,000      FCC National Bank, Wilmington ...........   5.05           02/23/99     65,985,983
                       19,000,000      FCC National Bank, Wilmington ...........   5.06           05/12/99     18,994,147
                       34,000,000      First National Bank of Chicago ..........   5.05           02/23/99     33,992,779
                       25,000,000      First Tennessee Bank, N.A. ..............   5.57           02/18/99     24,997,122
                       22,000,000      First Tennessee Bank, N.A. ..............   5.45           06/09/99     21,992,192
                       27,000,000      First Union National Bank of North
                                         Carolina ..............................   5.17           08/30/99     27,000,000
                       95,000,000      First Union National Bank of North
                                         Carolina ..............................   5.17           09/01/99     95,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------
                                                                              Interest         Maturity         Value
                    Face Amount                                                Rate*             Date         (Note 1a)
-----------------------------------------------------------------------------------------------------------------------
Bank Notes --     $100,000,000      Fleet National Bank, RI .................   5.05%          05/11/99    $ 99,964,249
Variable            16,000,000      Huntington National Bank
Rate                                  (Columbus) ............................   5.12           01/20/99      15,998,282
(continued)         40,000,000      Huntington National Bank
                                      (Columbus) ............................   5.11           01/22/99      39,995,507
                    35,000,000      SouthTrust Bank, N.A. ...................   5.08           04/21/99      34,991,965
-----------------------------------------------------------------------------------------------------------------------
                                    Total Bank Notes -- Variable Rate
                                    (Cost $547,904,457) .....................                               547,904,457
-----------------------------------------------------------------------------------------------------------------------
Corporate              587,413      Ford Credit Auto Owner Trust
Notes -- 0.7%                         1998-A ................................   5.55           02/16/99         587,414
                    39,000,000      Ford Credit Auto Owner Trust
                                      1998-C ................................   5.67           06/15/99      39,000,000
                     7,000,000      Lehman Brothers Holdings Inc. ...........   5.75           11/15/98       6,999,573
                     8,694,791      Premier Auto Trust 1998-2 ...............   5.62           02/08/99       8,694,791
-----------------------------------------------------------------------------------------------------------------------
                                    Total Corporate Notes
                                    (Cost $55,281,964) ......................                                55,281,778
-----------------------------------------------------------------------------------------------------------------------
Corporate           50,000,000      Abbey National Treasury Services
Notes --                              PLC ...................................   5.04           07/20/99      49,971,397
Variable            25,000,000      Abbey National Treasury Services
Rate -- 12.9%                         PLC ...................................   5.54           08/17/99      24,950,000
                   100,000,000      Abbey National Treasury Services
                                      PLC ...................................   5.27           08/17/99      99,800,000
                    42,500,000      Abbey National Treasury Services
                                      PLC ...................................   5.25           10/29/99      42,500,000
                    42,500,000      Abbey National Treasury Services
                                      PLC ...................................   5.25           11/01/99      42,500,000
                    78,000,000      Chase Manhattan Corp ....................   5.41           03/25/99      77,996,981
                    17,500,000      CIT Group Holdings Inc. .................   5.07           03/22/99      17,496,702
                    50,000,000      CIT Group Holdings Inc. .................   5.06           04/19/99      49,986,445
                    28,000,000      CIT Group Holdings Inc. .................   5.05           05/24/99      27,989,311
                    15,000,000      CIT Group Holdings Inc. .................   5.08           08/30/99      14,994,081
                    24,000,000      Dean Witter, Discover & Co. .............   5.40           02/05/99      24,014,898
                    25,000,000      Ford Motor Credit Co. ...................   5.21           01/08/99      25,000,000
                    22,000,000      General Electric Capital Corp. ..........   5.07           06/03/99      21,983,500
                    25,000,000      General Electric Capital Corp. ..........   5.46           06/03/99      24,981,250
                    50,000,000      General Electric Capital Corp. ..........   5.46           06/04/99      49,973,015
                    50,000,000      General Motors Acceptance Corp.             5.30           07/06/99      49,983,678
                   100,000,000      General Motors Acceptance Corp.             5.20           07/06/99      99,961,765

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

--------------------------------------------------------------------------------------------------------------------
                                                                           Interest        Maturity          Value
                    Face Amount                                             Rate*            Date          (Note 1a)
--------------------------------------------------------------------------------------------------------------------
Corporate         $23,000,000      General Motors Acceptance Corp.          5.60%          08/26/99    $  22,965,730
Notes --           19,000,000      General Motors Acceptance Corp.          5.72           02/27/01       19,000,000
Variable           17,000,000      Goldman Sachs Group L.P. .............   5.35           11/12/99       16,991,500
Rate               22,000,000      Household Finance Corp. ..............   5.64           09/13/99       21,960,400
(continued)        40,000,000      Liberty Lighthouse US Cap Co.,
                                     LLC ................................   5.30           10/08/99       39,928,000
                   50,000,000      Liberty Lighthouse US Cap Co.,
                                     LLC ................................   5.33           10/15/99       49,985,270
                   25,000,000      Morgan Stanley, Dean Witter,
                                     Discover & Co. .....................   5.18           11/20/98       25,000,000
                   52,000,000      Morgan Stanley, Dean Witter,
                                     Discover & Co. .....................   5.19           12/24/98       52,000,000
                   10,000,000      Morgan Stanley, Dean Witter,
                                     Discover & Co. .....................   5.26           02/01/99       10,002,729
                   20,000,000      Pepsico Inc. .........................   5.50           08/19/99       19,966,000
                   25,000,000      Republic Mase Australia Ltd. .........   5.55           02/17/99       24,995,724
                   35,000,000      Racers 1998-MM-7-1 ...................   5.40           08/13/99       35,000,000
                   20,000,000      Xerox Capital (Europe) PLC ...........   5.58           08/20/99       19,974,000
--------------------------------------------------------------------------------------------------------------------
                                   Total Corporate Notes -- Variable Rate
                                   (Cost $1,102,227,875) ................                              1,101,852,376
--------------------------------------------------------------------------------------------------------------------
Master            240,000,000      Morgan (J.P.) & Co., Inc. ............   5.14           01/12/99      240,000,000
Notes --          250,000,000      Goldman Sachs Group L.P. .............   5.14           02/22/99      250,000,000
Variable
Rate -- 5.7%
--------------------------------------------------------------------------------------------------------------------
                                   Total Master Notes -- Variable Rate
                                   (Cost $490,000,000) ..................                                490,000,000
--------------------------------------------------------------------------------------------------------------------
Commercial         29,700,000      Aesop Funding Corp. ..................   5.18           12/23/98       29,477,778
Paper -- 31.4%     46,178,000      Amsterdam Funding Corp. ..............   5.25           01/15/99       45,658,497
                   18,550,000      Amsterdam Funding Corp. ..............   5.35           01/29/99       18,302,358
                   25,000,000      Apreco Inc. ..........................   5.20           02/16/99       24,613,611
                  185,000,000      Associates Corp. of North America        5.70           11/02/98      184,970,708
                   39,000,000      Banco de Galicia y Buenos Aires ......   5.15           02/26/99       38,340,900
                  100,000,000      Bankers Trust Corp. ..................   5.48           03/08/99       98,200,833
                  100,000,000      CIT Group Holdings Inc. ..............   5.46           12/28/98       99,135,500
                   55,000,000      Concord Minutemen Capital Co.,
                                     LLC ................................   5.40           12/14/98       54,645,250
                   44,570,000      Concord Minutemen Capital Co.,
                                     LLC ................................   5.26           01/22/99       44,021,789

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                               Interest        Maturity       Value
                    Face Amount                                                 Rate*            Date       (Note 1a)
---------------------------------------------------------------------------------------------------------------------------
Commercial        $25,000,000      Concord Minutemen Capital Co.,
Paper                                LLC ....................................   5.28%          01/22/99    $24,692,500
(continued)        26,000,000      ContiFinancial Corp. .....................   5.27           02/04/99     25,643,222
                   50,000,000      Corporate Asset Funding Co. Inc.             5.16           12/18/98     49,663,167
                   25,000,000      Credit Suisse First Boston Inc. ..........   5.50           12/11/98     24,847,222
                   30,000,000      Finova Capital Corp. .....................   5.54           11/30/98     29,866,117
                   25,000,000      Finova Capital Corp. .....................   5.50           01/29/99     24,666,250
                   33,000,000      Finova Capital Corp. .....................   5.53           02/04/99     32,547,167
                   50,000,000      First Data Corp. .........................   5.75           11/02/98     49,992,014
                   20,000,000      Formosa Plastics Corp., U.S.A. ...........   5.40           12/17/98     19,862,000
                   50,000,000      General Electric Capital Corp. ...........   5.47           02/18/99     49,212,778
                  100,000,000      General Electric Capital Corp. ...........   5.48           02/26/99     98,310,000
                  100,000,000      General Electric Capital Corp. ...........   5.48           03/02/99     98,285,833
                   80,402,000      Greenwich Funding Corp. ..................   5.40           11/09/98     80,305,518
                   20,230,000      Greenwich Funding Corp. ..................   5.48           11/30/98     20,140,696
                   45,000,000      Greyhawk Capital Corp. ...................   5.32           12/07/98     44,760,600
                   45,000,000      Greyhawk Capital Corp. ...................   5.48           02/26/99     44,239,500
                   61,000,000      Knight-Ridder Inc. .......................   5.53           11/12/98     60,896,927
                   50,000,000      Lehman Brothers Holdings Inc. ............   5.51           02/18/99     49,212,778
                   43,000,000      Lehman Brothers Holdings Inc. ............   5.51           02/19/99     42,316,778
                   50,000,000      Lehman Brothers Holdings Inc. ............   5.51           02/22/99     49,183,889
                   47,075,000      Lexington Parker Capital Corp. ...........   5.41           12/03/98     46,848,831
                   50,000,000      Lexington Parker Capital Corp. ...........   5.46           12/09/98     49,711,833
                   50,000,000      Lexington Parker Capital Corp. ...........   5.41           12/09/98     49,714,472
                   32,000,000      Lexington Parker Capital Corp. ...........   5.23           01/22/99     31,606,400
                   30,000,000      Minmetals Capital & Securities Inc. ......   5.53           11/02/98     29,995,392
                   17,700,000      Monsanto Co. .............................   5.32           02/12/99     17,436,663
                   28,029,000      Mont Blanc Capital Corp. .................   5.46           12/08/98     27,871,711
                   40,000,000      Mont Blanc Capital Corp. .................   5.40           12/17/98     39,724,000
                   35,000,000      Mont Blanc Capital Corp. .................   5.40           12/21/98     34,737,500
                   64,098,000      Park Avenue Receivables Corp. ............   5.20           12/09/98     63,746,173
                   21,813,000      Park Avenue Receivables Corp. ............   5.35           01/25/99     21,534,884
                   25,000,000      Preferred Receivables Funding
                                     Corp. ..................................   5.25           12/02/98     24,886,979
                  100,000,000      Prudential Funding Corp. .................   5.72           11/02/98     99,984,111
                   25,000,000      Repeat Offering Securitization
                                     Entity .................................   5.31           12/07/98     24,867,250
                   50,000,000      Salomon Smith Barney Holdings Inc.           5.49           02/19/99     49,205,556
                   25,000,000      Salomon Smith Barney Holdings Inc.           5.49           02/22/99     24,591,944

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

------------------------------------------------------------------------------------------------------------------------
                                                                              Interest       Maturity          Value
                    Face Amount                                                Rate*           Date          (Note 1a)
------------------------------------------------------------------------------------------------------------------------
Commercial        $50,000,000      Salomon Smith Barney Holdings
Paper                                Inc. ..................................   5.48%          02/26/99    $   49,155,000
(continued)        14,737,000      Shell Finance (UK) PLC ..................   5.48           11/23/98        14,687,647
                   26,400,000      Sinochem American C.P. Inc. .............   5.50           11/18/98        26,331,433
                   14,500,000      Sinochem American C.P. Inc. .............   5.41           12/02/98        14,432,450
                   45,021,000      Thames Asset Global Securities ..........   5.48           12/04/98        44,794,845
                   72,020,000      Thames Asset Global Securities ..........   5.47           12/04/98        71,658,880
                   78,000,000      Thames Asset Global Securities ..........   5.47           12/08/98        77,561,488
                   11,266,000      Three Rivers Funding Corp. ..............   5.45           11/13/98        11,245,533
                  150,000,000      Variable Funding Capital Corp. ..........   5.75           11/02/98       149,976,042
                   22,289,000      Windmill Funding Corp. ..................   5.50           11/20/98        22,224,300
                   14,000,000      Woolwich PLC ............................   5.47           11/23/98        13,953,201
------------------------------------------------------------------------------------------------------------------------
                                   Total Commercial Paper
                                   (Cost $2,687,826,495) ...................                               2,688,496,698
------------------------------------------------------------------------------------------------------------------------
Repurchase        100,000,000      Nikko Securities Co. International,
Agreements**                       Inc., purchased on 10/30/98 .............   5.65           11/02/98       100,000,000
   -- 1.2%
------------------------------------------------------------------------------------------------------------------------
                                   Total Repurchase Agreements
                                   (Cost $100,000,000) .....................                                 100,000,000
------------------------------------------------------------------------------------------------------------------------
                                   Total Investments -- 99.7%
                                   (Cost $8,523,987,764) ...................                               8,527,268,937
------------------------------------------------------------------------------------------------------------------------
                                   Other Assets Less Liabilities -- 0.3%                                      23,130,770
------------------------------------------------------------------------------------------------------------------------
                                   Net Assets -- Equivalent to $1.00
                                   Per Share on 8,547,118,534 Shares
                                   of Beneficial Interest
                                   Outstanding -- 100.0% ...................                              $8,550,399,707
========================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 1998, net unrealized appreciation amounted to $3,281,173 and is comprised of $3,940,117 in appreciation and $658,944 in depreciation.

 *Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 1998. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collateralized by U.S. Government and Agency
  Obligations.

D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Assets and Liabilities
October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
Total investments at value (identified cost $8,523,987,764) (Note 1a) ..........   $8,527,268,937
Cash ...........................................................................          505,261
Interest receivable ............................................................       52,418,173
Receivable for investments sold ................................................       17,300,000
Prepaid expense ................................................................           33,952
                                                                                   --------------
   Total assets ................................................................    8,597,526,323
                                                                                   --------------
Liabilities:
Advisory fee payable (Note 2) ..................................................        1,384,473
Payable for investments purchased ..............................................       42,500,000
Dividends payable ..............................................................        2,465,722
Accrued expenses ...............................................................          776,421
                                                                                   --------------
   Total liabilities ...........................................................       47,126,616
                                                                                   --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based
 on 8,547,118,534 shares of beneficial interest outstanding) ...................   $8,550,399,707
                                                                                   ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Operations
For the Six Months Ended October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) ................................     $217,414,485
                                                                            ------------
Expenses:
Investment advisory fee (Note 2) .......................   $12,813,775
Registration fees ......................................      700,087
Dividend and transfer agency fees ......................      631,975
Accounting and custodian services ......................      202,983
Legal and audit fees ...................................       99,431
Printing and shareholder reports .......................       48,727
Trustees' fees (Note 5) ................................       39,351
Insurance ..............................................       16,709
Miscellaneous ..........................................       37,500
                                                           -----------
     Total expense .....................................   14,590,538
Waived investment advisory fee (Note 2) ................   (5,044,708)         9,545,830
                                                           -----------      ------------
     Net investment income .............................                     207,868,655
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........      598,363
Net unrealized appreciation of investments .............    4,551,031
                                                           -----------
     Net realized and unrealized gain from investments ................        5,149,394
                                                                            ------------
Net Increase in Net Assets Resulting From Operations ..................     $213,018,049
                                                                            ============

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
 Merrill Lynch Institutional Fund                                    Six Months             Year
 Statement of Changes in Net Assets (Unaudited)                         Ended              Ended
                                                                  October 31, 1998     April 30, 1998
-----------------------------------------------------------------------------------------------------
Increase in Net Assets:
Operations:
Net investment income ........................................     $  207,868,655      $  358,043,491
Net realized gain from investment transactions ...............            598,363             235,380
Net unrealized appreciation of investments ...................          4,551,031           2,160,230
                                                                   --------------      --------------
Net increase in net assets resulting from operations .........        213,018,049         360,439,101
Total declared as dividends to shareholders (Note 4) .........       (208,467,018)       (358,278,871)
Capital share transactions (Note 3) ..........................      1,173,423,729       1,172,386,778
                                                                   --------------      --------------
Net increase in net assets ...................................      1,177,974,760       1,174,547,008
Net Assets:
Beginning of period ..........................................      7,372,424,947       6,197,877,939
                                                                   --------------      --------------
End of period ................................................     $8,550,399,707      $7,372,424,947
                                                                   ==============      ==============


-------------------------------------------------------------------------------
                                                     Six Months
Merrill Lynch Institutional Fund                       Ended
Financial Highlights                                 October 31,
(Unaudited)                                             1998
-------------------------------------------------------------------------------
Net Asset Value, beginning of period ..........           $1.00
Income from Investment Operations:
 Net investment income ........................            .027
Less Distributions:
 Dividends from net investment income .........          (.027)
                                                        -------
Net Asset Value, end of period ................           $1.00
                                                        =======
Total Return ..................................            2.74%(2)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............      $8,550,400
 Ratio of expenses to average net assets
  (before waiver) .............................             .37%(1)
 Ratio of expenses to average net assets
  (after waiver) ..............................             .24%(1)
 Ratio of net investment income, including
  realized and unrealized gains and
  losses, to average net assets (before
  waiver) .....................................            5.35%(1)
 Ratio of net investment income, including
  realized and unrealized gains and
  losses, to average net assets (after
  waiver) .....................................            5.48%(1)

                                                                           Year Ended April 30,
                                                      ------------------------------------------------------------------
                                                        1998           1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ..........       $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
Income from Investment Operations:
 Net investment income ........................         .054           .052           .056           .050           .031
Less Distributions:
 Dividends from net investment income .........        (.054)         (.052)         (.056)         (.050)         (.031)
                                                      ------         ------         ------         ------         ------
Net Asset Value, end of period ................       $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                      ======         ======         ======         ======         ======
Total Return ..................................         5.57%          5.34%          5.81%          5.11%          3.20%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............   $7,372,425     $6,197,878     $7,615,126     $6,580,086     $3,775,121
 Ratio of expenses to average net assets
  (before waiver) .............................          .38%           .38%           .37%           .37%           .37%
 Ratio of expenses to average net assets
  (after waiver) ..............................          .25%           .25%           .24%           .24%           .24%
 Ratio of net investment income, including
  realized and unrealized gains and
  losses, to average net assets (before
  waiver) .....................................         5.34%          5.12%          5.42%          5.00%          2.91%
 Ratio of net investment income, including
  realized and unrealized gains and
  losses, to average net assets (after
  waiver) .....................................         5.47%          5.25%          5.55%          5.13%          3.04%

(1) On an annualized basis

(2) Cumulative total return

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Schedule of Investments
October 31, 1998 (Unaudited)

---------------------------------------------------------------------------------------------------------------------
                                                                             Interest          Maturity        Value
                      Face Amount                                              Rate*             Date        (Note 1a)
---------------------------------------------------------------------------------------------------------------------
U.S.                 $2,000,000      U.S. Treasury Notes ...................   6.88%           08/31/99    $2,040,000
Government &          2,475,000      Federal Home Loan Banks ...............   8.38            10/25/99     2,562,318
Agency                  500,000      Federal National Mortgage Assoc. ......   5.77            06/28/00       501,750
Issues -- 6.0%        3,000,000      Federal Farm Credit Banks D/N .........   4.80            09/10/99     2,885,755
                     12,125,000      Federal National Mortgage Assoc. D/N      5.07            03/23/99    11,898,303
---------------------------------------------------------------------------------------------------------------------
                                     Total U.S. Government & Agency Issues
                                     (Cost $19,857,079) ....................                               19,888,126
---------------------------------------------------------------------------------------------------------------------
U.S.                 20,000,000      Federal Home Loan Banks ...............   4.70            09/02/99    19,991,644
Government            5,000,000      Federal National Mortgage Assoc. ......   4.35            07/30/99     4,996,881
Agency
Issues --
Variable
Rate -- 7.5%
---------------------------------------------------------------------------------------------------------------------
                                     Total U.S. Government Agency Issues --
                                     Variable Rate (Cost $24,988,525)                                      24,988,525
---------------------------------------------------------------------------------------------------------------------
Yankee                1,000,000      Canadian Imperial Bank of
Certificates of                      Commerce, NY ..........................   5.71            06/23/99     1,004,809
Deposit -- 0.3%
---------------------------------------------------------------------------------------------------------------------
                                     Total Yankee Certificates of
                                     Deposit (Cost $999,632) ...............                                1,004,809
---------------------------------------------------------------------------------------------------------------------
Yankee                5,000,000      Bank of Montreal (Chicago) ............   5.07            07/15/99     4,998,289
Certificates of
Deposit --
Variable
Rate -- 1.5%
---------------------------------------------------------------------------------------------------------------------
                                     Total Yankee Certificates of
                                     Deposit -- Variable Rate
                                     (Cost $4,998,289) .....................                                4,998,289
---------------------------------------------------------------------------------------------------------------------
Time                 10,000,000      Deutsche Bank AG, NY ..................   5.69            11/02/98    10,000,000
Deposits -- 7.5%     15,000,000      SunTrust Bank, Atlanta ................   5.50            11/02/98    15,000,000
---------------------------------------------------------------------------------------------------------------------
                                     Total Time Deposits
                                     (Cost $25,000,000) ....................                               25,000,000
---------------------------------------------------------------------------------------------------------------------
Bank                  5,000,000      Bank One, Texas, National
Notes -- 1.5%                         Association ..........................   5.88            08/02/99     5,028,500
---------------------------------------------------------------------------------------------------------------------
                                     Total Bank Notes
                                     (Cost $5,006,250) .....................                                5,028,500
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

---------------------------------------------------------------------------------------------------------------------
                                                                              Interest         Maturity        Value
                     Face Amount                                               Rate*             Date        (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Bank Notes --       $7,000,000      Bankers Trust Corp., NY .................   5.40%          02/03/99    $7,000,193
Variable            10,000,000      First Union National Bank of North
Rate -- 5.1%                         Carolina ...............................   5.17           09/01/99    10,000,000
---------------------------------------------------------------------------------------------------------------------
                                    Total Bank Notes -- Variable Rate
                                    (Cost $17,000,193) ......................                              17,000,193
---------------------------------------------------------------------------------------------------------------------
Corporate            1,000,000      Ford Credit Auto Owner Trust
Notes -- 0.6%                         1998-C ................................   5.67           06/15/99     1,000,000
                     1,000,000      General Motors Acceptance Corp.             6.05           10/04/99     1,007,410
---------------------------------------------------------------------------------------------------------------------
                                    Total Corporate Notes
                                    (Cost $2,004,981) .......................                               2,007,410
---------------------------------------------------------------------------------------------------------------------
Corporate            5,000,000      Abbey National Treasury Services
Notes --                              PLC ...................................   5.10           07/15/99     4,997,433
Variable             1,500,000      Abbey National Treasury Services
Rate -- 19.2%                         PLC ...................................   5.25           10/29/99     1,500,000
                     1,500,000      Abbey National Treasury Services
                                      PLC ...................................   5.25           11/01/99     1,500,000
                    15,000,000      CIT Group Holdings Inc. .................   5.08           08/30/99    14,994,067
                     5,000,000      General Electric Capital Corp. ..........   5.59           09/03/99     4,999,000
                     1,000,000      General Motors Acceptance Corp.             5.60           08/26/99       998,510
                    10,000,000      General Motors Acceptance Corp.             5.22           10/08/99     9,985,340
                     2,000,000      Household Finance Corp. .................   5.64           09/13/99     1,996,400
                    14,000,000      Liberty Lighthouse US Capital Co.,
                                      LLC ...................................   5.30           10/08/99    13,974,800
                     5,000,000      Pepsico Inc. ............................   5.50           08/19/99     4,991,500
                     1,000,000      Racers 1998-MM-7-1 ......................   5.40           08/13/99     1,000,000
                     2,700,000      Xerox Capital (Europe) PLC ..............   5.58           08/20/99     2,696,490
---------------------------------------------------------------------------------------------------------------------
                                    Total Corporate Notes -- Variable Rate
                                    (Cost $63,669,915) ......................                              63,633,540
---------------------------------------------------------------------------------------------------------------------
Master Notes --      1,000,000      John Hancock Mutual Life
Variable                             Insurance Co. ..........................   5.38           07/30/99     1,000,000
Rate -- 0.3%
---------------------------------------------------------------------------------------------------------------------
                                    Total Master Notes -- Variable Rate
                                    (Cost $1,000,000) .......................                               1,000,000
---------------------------------------------------------------------------------------------------------------------
Commercial           2,280,000      Allomon Funding Corp. ...................   5.52           11/05/98     2,278,602
Paper -- 48.0%      15,000,000      Apreco Inc. .............................   5.80           11/02/98    14,997,583
                    15,000,000      Associates Corp. of North America           5.70           11/02/98    14,997,625
                     6,000,000      Atlantis One Funding Corp. ..............   5.35           01/15/99     5,932,500

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

------------------------------------------------------------------------------------------------------------------------
                                                                               Interest        Maturity         Value
                   Face Amount                                                  Rate*            Date         (Note 1a)
------------------------------------------------------------------------------------------------------------------------
Commercial        $10,000,000     Concord Minutemen Capital Co. LLC              5.51%          11/13/98    $  9,981,633
Paper              10,000,000     First Data Corp. ...........................   5.75           11/02/98       9,998,403
(continued)         5,000,000     General Electric Capital Corp. .............   5.48           03/02/99       4,914,292
                   15,000,000     Greyhawk Capital Corp. .....................   5.48           02/26/99      14,746,500
                    6,000,000     Knight-Ridder Inc. .........................   5.54           11/13/98       5,988,920
                    5,000,000     Lehman Brothers Holdings Inc. ..............   5.50           02/25/99       4,916,222
                    3,000,000     Lehman Brothers Holdings Inc. ..............   5.42           02/25/99       2,949,733
                   15,000,000     Lexington Parker Capital
                                    Company LLC ..............................   5.35           01/25/99      14,808,750
                   14,000,000     Old Line Funding Corp. .....................   5.44           11/20/98      13,959,804
                   12,261,000     Park Avenue Receivables Corp. ..............   5.47           11/16/98      12,233,055
                   14,000,000     Prudential Funding Corp. ...................   5.72           11/02/98      13,997,776
                   10,000,000     Variable Funding Capital Corp. .............   5.75           11/02/98       9,998,403
                    3,007,000     Variable Funding Capital Corp. .............   5.40           11/20/98       2,998,430
------------------------------------------------------------------------------------------------------------------------
                                  Total Commercial Paper
                                  (Cost $159,673,631) ........................                               159,698,231
------------------------------------------------------------------------------------------------------------------------
Repurchase          7,825,000     State Street Bank & Trust Company,
Agreements**                       purchased on 10/30/98 .....................   5.25           11/02/98       7,825,000
--2.4%
------------------------------------------------------------------------------------------------------------------------
                                  Total Repurchase Agreements
                                  (Cost $7,825,000) ..........................                                 7,825,000
------------------------------------------------------------------------------------------------------------------------
                                  Total Investments -- 99.9%
                                  (Cost $332,023,495) ........................                               332,072,623
------------------------------------------------------------------------------------------------------------------------
                                  Other Assets Less
                                  Liabilities -- 0.1% ........................                                   401,972
------------------------------------------------------------------------------------------------------------------------
                                  Net Assets -- Equivalent to $1.00
                                  Per Share on 332,425,467 Shares
                                  of Beneficial Interest Outstanding -- 100.0%                              $332,474,595
========================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 1998, unrealized appreciation amounted to $49,128 and is comprised of $87,899 of appreciation and $38,771 in depreciation.

 *Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of the purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 1998. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collateralized by U.S. Government and Agency
  Obligations.

D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Statement of Assets and Liabilities
October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
Total investments at value (identified cost $332,023,495) (Note 1a) ................   $332,072,623
Cash ...............................................................................        994,522
Receivable for investments sold ....................................................      2,000,754
Interest receivable ................................................................        975,290
Prepaid expense ....................................................................         12,088
                                                                                       ------------
   Total assets ....................................................................    336,055,277
                                                                                       ------------
Liabilities:
Advisory fee payable (Note 2) ......................................................         29,172
Payable for investments purchased ..................................................      3,497,102
Dividends payable ..................................................................         37,398
Accrued expenses ...................................................................         17,010
                                                                                       ------------
   Total liabilities ...............................................................      3,580,682
                                                                                       ------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based
 on 332,425,467 shares of beneficial interest outstanding) .........................   $332,474,595
                                                                                       ============

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Statement of Operations
For the Period June 15, 1998 (Commencement of Operations) to October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) .............................      $4,869,864
                                                                          ----------
Expenses:
Investment advisory fee (Note 2) .......................    $ 174,587
Accounting and custodian services ......................       27,875
Legal and audit fees ...................................       14,164
Dividend and transfer agency fees ......................        8,598
Registration fees ......................................        4,215
Trustees' fees (Note 5) ................................          908
Insurance ..............................................          450
Miscellaneous ..........................................        5,905
                                                            ---------
     Total expense .....................................      236,702
Waived investment advisory fee (Note 2) ................      (48,571)       188,131
                                                            ---------     ----------
     Net investment income .............................                   4,681,733
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........       13,188
Net unrealized appreciation of investments .............       49,128
                                                            ---------
     Net realized and unrealized gain from investments .............          62,316
                                                                          ----------
Net Increase in Net Assets Resulting From Operations ...............      $4,744,049
                                                                          ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Statement of Changes in Net Assets
For the Period June 15, 1998 (Commencement of Operations) to October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Increase in Net Assets:
Operations:
Net investment income ........................................    $  4,681,733
Net realized gain from investment transactions ...............          13,188
Net unrealized appreciation of investments ...................          49,128
                                                                  ------------
Net increase in net assets resulting from operations .........       4,744,049
Total declared as dividends to shareholders (Note 4) .........      (4,694,921)
Capital share transactions (Note 3) ..........................     332,325,467
                                                                  ------------
Net increase in net assets ...................................     332,374,595
Net Assets:
Beginning of period (Note 3) .................................         100,000
                                                                  ------------
End of period ................................................    $332,474,595
                                                                  ============

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Financial Highlights
For the Period June 15, 1998 (Commencement of Operations) to October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Net Asset Value, beginning of period ..................................................       $  1.00
Income from Investment Operations:
 Net investment income ................................................................           .020
Less Distributions:
 Dividends from net investment income .................................................          (.020)
                                                                                              --------
Net Asset Value, end of period ........................................................       $  1.00
                                                                                              ========
Total Return ..........................................................................          2.07%(2)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ......................................................       $332,475
 Ratio of expenses to average net assets (before waiver) ..............................           .27%(1)
 Ratio of expenses to average net assets (after waiver) ...............................           .21%(1)
 Ratio of net investment income, including realized and unrealized gains and losses, to
  average net assets (before waiver) ..................................................          5.37%(1)
 Ratio of net investment income, including realized and unrealized gains and losses, to
  average net assets (after waiver) ...................................................          5.43%(1)

(1) On an annualized basis

(2) Cumulative total return

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments
October 31, 1998 (Unaudited)

----------------------------------------------------------------------------------------------------------------------
                                                                            Interest         Maturity         Value
                    Face Amount                                               Rate*           Date         (Note 1a)
----------------------------------------------------------------------------------------------------------------------
U.S.               $23,400,000     U.S. Treasury Bills ....................   3.87%           04/22/99    $22,934,353
Government &        25,000,000     Federal Farm Credit Banks ..............   5.65            01/04/99     25,020,000
Agency              20,250,000     Federal Home Loan Banks ................   5.80            12/18/98     20,257,700
Issues -- 40.2%      7,000,000     Federal Home Loan Banks ................   5.45            02/19/99      7,006,440
                    10,000,000     Federal Home Loan Banks ................   5.56            03/25/99     10,016,000
                    50,000,000     Federal Home Loan Banks ................   5.63            04/09/99     50,135,000
                    10,000,000     Federal Home Loan Banks ................   5.72            05/06/99     10,038,500
                    25,000,000     Federal Home Loan Banks ................   5.56            08/04/99     25,142,500
                    15,000,000     Federal Home Loan Banks ................   5.56            09/18/00     15,008,400
                    10,000,000     Federal Home Loan Mortgage
                                     Corp. ................................   5.00            12/15/98      9,994,397
                    34,610,000     Federal National Mortgage Assoc.           5.12            01/22/99     34,611,384
                    10,000,000     Federal National Mortgage Assoc.           5.38            02/12/99     10,006,000
                    20,000,000     Federal National Mortgage Assoc.           5.52            03/26/99     20,038,600
                     8,000,000     Federal National Mortgage Assoc.           5.77            06/28/00      8,028,000
                    10,000,000     Federal National Mortgage Assoc.           4.89            10/13/00      9,990,000
                    21,110,000     Student Loan Marketing Assoc. ..........   5.40            02/10/99     21,123,933
                    12,000,000     Federal Farm Credit Banks D/N ..........   4.65            05/03/99     11,717,640
                    14,032,000     Federal Farm Credit Banks D/N ..........   5.27            06/11/99     13,633,959
                    10,000,000     Federal Farm Credit Banks D/N ..........   5.26            06/25/99      9,698,444
                    23,200,000     Federal Home Loan Banks D/N ............   4.78            11/13/98     23,163,035
                    29,035,000     Federal Home Loan Banks D/N ............   4.79            11/18/98     28,969,324
                     8,000,000     Federal Home Loan Banks D/N ............   5.27            03/22/99      7,851,480
                    30,000,000     Federal Home Loan Banks D/N ............   4.57            03/23/99     29,439,100
                    18,896,000     Federal Home Loan Banks D/N ............   5.25            05/21/99     18,402,248
                    48,500,000     Federal Home Loan Mortgage
                                     Corp. D/N ............................   4.79            11/04/98     48,480,661
                    50,000,000     Federal Home Loan Mortgage
                                     Corp. D/N ............................   4.79            11/05/98     49,973,417
                    16,880,000     Federal Home Loan Mortgage
                                     Corp. D/N ............................   4.78            11/09/98     16,862,070
                    25,000,000     Federal Home Loan Mortgage
                                     Corp. D/N ............................   4.79            11/10/98     24,970,062
                    70,638,000     Federal Home Loan Mortgage
                                     Corp. D/N ............................   4.79            11/17/98     70,487,620
                     5,095,000     Federal Home Loan Mortgage
                                     Corp. D/N ............................   4.78            11/30/98      5,075,381
                    50,000,000     Federal Home Loan Mortgage
                                     Corp. D/N ............................   5.18            02/05/99     49,346,667

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                       Interest         Maturity          Value
                  Face Amount                                            Rate*            Date          (Note 1a)
-----------------------------------------------------------------------------------------------------------------
U.S.             $25,000,000     Federal Home Loan Mortgage
Government &                       Corp. D/N ..........................  5.15%          02/24/99    $  24,608,680
Agency            35,000,000     Federal Home Loan Mortgage
Issues                             Corp. D/N ..........................  4.97           02/25/99       34,447,389
(continued)       15,000,000     Federal Home Loan Mortgage
                                   Corp. D/N ..........................  4.85           03/26/99       14,713,625
                   9,200,000     Federal National Mortgage Assoc.
                                   D/N ................................  4.78           11/10/98        9,189,006
                   8,700,000     Federal National Mortgage Assoc.
                                   D/N ................................  4.78           11/12/98        8,687,293
                  50,000,000     Federal National Mortgage Assoc.
                                   D/N ................................  5.18           02/18/99       49,258,194
                   5,800,000     Federal National Mortgage Assoc.
                                   D/N ................................  5.28           03/04/99        5,706,069
                  25,000,000     Federal National Mortgage Assoc.
                                   D/N ................................  5.18           04/05/99       24,494,097
                  12,000,000     Federal National Mortgage Assoc.
                                   D/N ................................  5.27           06/01/99       11,674,933
                   5,000,000     Federal National Mortgage Assoc.
                                   D/N ................................  5.26           06/01/99        4,864,556
                  10,000,000     Federal National Mortgage Assoc.
                                   D/N ................................  5.24           08/04/99        9,658,067
                  30,000,000     Federal National Mortgage Assoc.
                                   D/N ................................  5.15           08/20/99       28,914,733
                  15,000,000     Federal National Mortgage Assoc.
                                   D/N ................................  5.13           08/20/99       14,457,367
                  25,000,000     International Bank for
                                   Reconstruction & Development
                                   D/N ................................  4.78           11/19/98       24,940,250
                  50,000,000     International Bank for
                                   Reconstruction & Development
                                   D/N ................................  4.78           11/20/98       49,873,861
                  14,955,000     International Bank for
                                   Reconstruction & Development
                                   D/N ................................  4.79           11/23/98       14,911,223
-----------------------------------------------------------------------------------------------------------------
                                 Total U.S. Government & Agency Issues
                                 (Cost $1,036,649,199) .................                            1,037,821,658
-----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                           Interest       Maturity         Value
                   Face Amount                                               Rate*          Date         (Note 1a)
-------------------------------------------------------------------------------------------------------------------
U.S.             $40,000,000      Federal Farm Credit Banks ..............   5.04%         01/14/99     $39,997,258
Government        75,000,000      Federal Farm Credit Banks ..............   4.97          08/19/99      74,964,960
Agency            20,000,000      Federal Farm Credit Banks ..............   5.29          07/24/00      20,078,858
Issues --         50,000,000      Federal Home Loan Mortgage
Variable                            Corp. ................................   5.02          01/26/99      49,991,836
Rate -- 25.0%     20,000,000      Federal National Mortgage Assoc.           4.56          03/03/99      19,996,992
                 100,000,000      Federal National Mortgage Assoc.           4.57          07/15/99      99,964,932
                 100,000,000      Federal National Mortgage Assoc.           5.00          07/28/99      99,938,093
                  25,000,000      Federal National Mortgage Assoc.           4.99          07/30/99      24,985,422
                  54,800,000      Federal National Mortgage Assoc.           4.35          07/30/99      54,766,148
                  25,000,000      Federal National Mortgage Assoc.           4.64          08/19/99      24,985,350
                 100,000,000      Student Loan Marketing Assoc. ..........   5.19          09/15/99      99,931,429
                  25,000,000      Student Loan Marketing Assoc. ..........   4.57          01/12/00      24,994,491
                  10,000,000      Student Loan Marketing Assoc. ..........   4.62          02/04/00       9,996,975
-------------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government Agency Issues
                                   -- Variable Rate
                                  (Cost $644,592,744) ....................                              644,592,744
-------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

---------------------------------------------------------------------------------------------------------------------
                                                                          Interest        Maturity          Value
                      Face Amount                                          Rate*            Date          (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Repurchase          $200,000,000      Barclays Capital Inc., purchased
Agreements**                            on 10/30/98 .....................   5.58%         11/02/98     $  200,000,000
 --34.3%             260,000,000      HSBC Securities Inc., purchased
                                        on 10/30/98 .....................   5.58          11/02/98        260,000,000
                     240,000,000      Lehman Brothers Inc., purchased
                                        on 10/30/98 .....................   5.58          11/02/98        240,000,000
                     150,000,000      Salomon Smith Barney Inc.,
                                        purchased on 10/30/98 ...........   5.58          11/02/98        150,000,000
                      33,167,000      State Street Bank & Trust Company,
                                        purchased on 10/30/98 ...........   5.25          11/02/98         33,167,000
---------------------------------------------------------------------------------------------------------------------
                                      Total Repurchase Agreements
                                      (Cost $883,167,000) ...............                                 883,167,000
---------------------------------------------------------------------------------------------------------------------
                                      Total Investments -- 99.5%
                                      (Cost $2,564,408,943) .............                               2,565,581,402
---------------------------------------------------------------------------------------------------------------------
                                      Other Assets
                                      Less Liabilities -- 0.5% ..........                                  12,866,633
---------------------------------------------------------------------------------------------------------------------
                                      Net Assets -- Equivalent to $1.00
                                      Per Share on 2,577,275,576 Shares
                                      of Beneficial Interest
                                      Outstanding -- 100.0% .............                              $2,578,448,035
=====================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 1998, unrealized appreciation amounted to $1,172,459 and is comprised of $1,232,684 of appreciation and $60,225 in depreciation.

 *Repurchase Agreements bear interest payable at fixed dates or upon maturity.
  U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 1998. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collateralized by U.S. Government and Agency
  Obligations.

D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Assets and Liabilities
October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
Investments in securities subject to repurchase agreements ...............   $ 883,167,000
Investments in other marketable securities ...............................   1,682,414,402
                                                                             -------------
   Total investments at value (identified cost $2,564,408,943) (Note 1a) ..................     $2,565,581,402
Cash ......................................................................................          2,013,183
Receivable for investments sold ...........................................................         17,506,937
Interest receivable .......................................................................          6,517,628
Prepaid expense ...........................................................................              9,203
                                                                                                --------------
   Total assets ...........................................................................      2,591,628,353
                                                                                                --------------
Liabilities:
Advisory fee payable (Note 2) .............................................................            448,941
Payable for investments purchased .........................................................         11,717,900
Dividends payable .........................................................................            746,576
Accrued expenses ..........................................................................            266,901
                                                                                                --------------
   Total liabilities ......................................................................         13,180,318
                                                                                                --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption
 price, based on 2,577,275,576 shares of beneficial interest outstanding) .................     $2,578,448,035
                                                                                                ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Operations
For the Six Months Ended October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) .................................      $63,409,956
                                                                              -----------
Expenses:
Investment advisory fee (Note 2) .......................    $  3,636,483
Dividend and transfer agency fees ......................         173,141
Registration fees ......................................         172,397
Accounting and custodian services ......................          87,981
Legal and audit fees ...................................          42,989
Printing and shareholder reports .......................          13,761
Trustees' fees (Note 5) ................................          11,847
Insurance ..............................................           4,751
Miscellaneous ..........................................          13,000
                                                            ------------
   Total expense .......................................       4,156,350
Waived investment advisory fee (Note 2) ................      (1,342,389)       2,813,961
                                                            ------------      -----------
   Net investment income ...............................................       60,595,995
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........         116,232
Net unrealized appreciation of investments .............       1,374,357
                                                            ------------
   Net realized and unrealized gain from investments ...................        1,490,589
                                                                              -----------
Net Increase in Net Assets Resulting From Operations ...................      $62,086,584
                                                                              ===========

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
                                                                     Six Months              Year
Merrill Lynch Government Fund                                           Ended                Ended
 Statement of Changes in Net Assets (Unaudited)                    October 31, 1998      April 30, 1998
-------------------------------------------------------------------------------------------------------
Increase in Net Assets:
Operations:
Net investment income ........................................     $   60,595,995       $  105,733,741
Net realized gain from investment transactions ...............            116,232              113,052
Net unrealized appreciation of investments ...................          1,374,357              216,971
                                                                   --------------       --------------
Net increase in net assets resulting from operations .........         62,086,584          106,063,764
Total declared as dividends to shareholders (Note 4) .........        (60,712,227)        (105,846,793)
Capital share transactions (Note 3) ..........................        462,481,249           96,976,511
                                                                   --------------       --------------
Net increase in net assets ...................................        463,855,606           97,193,482
Net Assets:
Beginning of period ..........................................      2,114,592,429        2,017,398,947
                                                                   --------------       --------------
End of period ................................................     $2,578,448,035       $2,114,592,429
                                                                   ==============       ==============

--------------------------------------------------------------------------------
                                                     Six Months
Merrill Lynch Government Fund                           Ended
Financial Highlights                                 October 31,
(Unaudited)                                             1998
--------------------------------------------------------------------------------
Net Asset Value, beginning of period ..........        $ 1.00
Income from Investment Operations:
 Net investment income ........................           .027
Less Distributions:
 Dividends from net investment income .........         (.027)
                                                       -------
Net Asset Value, end of period ................        $ 1.00
                                                       =======
Total Return ..................................          2.70%(2)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ............      $2,578,448
 Ratio of expenses to average net assets
  (before waiver) .............................           .36%(1)
 Ratio of expenses to average net assets
  (after waiver) ..............................           .24%(1)
 Ratio of net investment income, to
  average net assets (before waiver) ..........          5.29%(1)
 Ratio of net investment income, to
  average net assets (after waiver) ...........          5.41%(1)

                                                                            Year Ended April 30,
                                                     ------------------------------------------------------------------
                                                      1998           1997           1996           1995           1994
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ..........      $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
Income from Investment Operations:
 Net investment income ........................        .053           .052           .055           .049           .030
Less Distributions:
 Dividends from net investment income .........       (.053)         (.052)        ( .055)        ( .049)         (.030)
                                                     ------         ------         ------         ------         ------
Net Asset Value, end of period ................      $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                     ======         ======         ======         ======         ======
Total Return ..................................         5.48%          5.31%          5.67%          4.99%          3.06%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............   $2,114,592     $2,017,399     $1,643,625     $1,601,085     $1,533,478
 Ratio of expenses to average net assets
  (before waiver) .............................          .37%           .38%           .38%           .37%           .38%
 Ratio of expenses to average net assets
  (after waiver) ..............................          .25%           .26%           .26%           .24%           .32%
 Ratio of net investment income, to
  average net assets (before waiver) ..........         5.24%          5.07%          5.37%          4.82%          2.83%
 Ratio of net investment income, to
  average net assets (after waiver) ...........         5.36%          5.19%          5.49%          4.95%          2.89%

(1) On an annualized basis
(2) Cumulative total return

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments
October 31, 1998 (Unaudited)

-----------------------------------------------------------------------------------------------------------
                                                                    Interest        Maturity       Value
                   Face Amount                                        Rate*           Date       (Note 1a)
-----------------------------------------------------------------------------------------------------------
U.S.              $ 26,900,000      U.S. Treasury Bills .........     4.98%         11/05/98   $ 26,885,115
Government          10,099,000      U.S. Treasury Bills .........     4.97          11/05/98     10,093,429
Issues -- 98.6%      4,000,000      U.S. Treasury Bills .........     4.98          11/19/98      3,990,040
                       870,000      U.S. Treasury Bills .........     4.97          11/19/98        867,838
                     5,151,000      U.S. Treasury Bills .........     4.95          11/19/98      5,138,264
                    19,099,000      U.S. Treasury Bills .........     4.92          11/27/98     19,031,135
                     7,448,000      U.S. Treasury Bills .........     5.07          12/03/98      7,414,434
                       834,000      U.S. Treasury Bills .........     5.06          12/03/98        830,249
                     9,500,000      U.S. Treasury Bills .........     5.15          12/10/98      9,446,998
                    27,525,000      U.S. Treasury Bills .........     4.94          12/10/98     27,377,695
                     4,307,000      U.S. Treasury Bills .........     4.95          12/10/98      4,283,927
                    44,669,000      U.S. Treasury Bills .........     4.35          12/10/98     44,458,497
                       173,000      U.S. Treasury Bills .........     5.01          01/07/99        171,683
                    30,458,000      U.S. Treasury Bills .........     4.36          01/07/99     30,226,155
                     2,782,000      U.S. Treasury Bills .........     4.41          01/07/99      2,760,824
                     3,008,000      U.S. Treasury Bills .........     4.22          01/07/99      2,985,103
                    25,000,000      U.S. Treasury Bills .........     4.39          01/14/99     24,785,708
                     2,175,000      U.S. Treasury Bills .........     4.02          01/14/99      2,156,357
                    10,000,000      U.S. Treasury Bills .........     5.02          01/28/99      9,896,356
                     2,041,000      U.S. Treasury Bills .........     4.05          01/28/99      2,019,846
                    30,000,000      U.S. Treasury Bills .........     4.18          01/28/99     29,689,067
                     8,915,000      U.S. Treasury Bills .........     4.15          01/28/99      8,822,601
                     9,000,000      U.S. Treasury Bills .........     4.30          02/04/99      8,896,925
                    10,871,000      U.S. Treasury Bills .........     4.20          02/04/99     10,746,497
                     7,000,000      U.S. Treasury Bills .........     4.21          02/04/99      6,919,831
                    15,000,000      U.S. Treasury Bills .........     4.10          04/15/99     14,712,625
                    77,000,000      U.S. Treasury Notes .........     4.75          10/31/98     77,000,000
                   114,200,000      U.S. Treasury Notes .........     5.50          11/15/98    114,221,730
                    37,000,000      U.S. Treasury Notes .........     8.88          11/15/98     37,058,064
                    78,380,000      U.S. Treasury Notes .........     5.13          11/30/98     78,376,491
                    15,000,000      U.S. Treasury Notes .........     5.13          12/31/98     15,015,234
                    20,000,000      U.S. Treasury Notes .........     5.75          12/31/98     20,065,626

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

--------------------------------------------------------------------------------------------------------
                                                                     Interest    Maturity       Value
                 Face Amount                                          Rate*        Date       (Note 1a)
--------------------------------------------------------------------------------------------------------
U.S.             $45,000,000  U.S. Treasury Notes .................  6.38%       01/15/99   $ 45,186,327
Government        29,000,000  U.S. Treasury Notes .................  5.00        02/15/99     29,031,721
Issues            56,794,000  U.S. Treasury Notes .................  5.50        02/28/99     56,958,169
(continued)        9,700,000  U.S. Treasury Notes .................  6.25        03/31/99      9,769,719
--------------------------------------------------------------------------------------------------------
                              Total Investments -- 98.6%
                              (Cost $797,174,992) .................                          797,290,280
--------------------------------------------------------------------------------------------------------
                              Other Assets Less Liabilities -- 1.4%                           10,973,525
--------------------------------------------------------------------------------------------------------
                              Net Assets -- Equivalent to $1.00
                              Per Share on 808,148,517 Shares
                              of Beneficial Interest
                              Outstanding -- 100.0% ...............                         $808,263,805
========================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 1998, net unrealized appreciation amounted to $115,287 and is comprised of $185,661 in appreciation and $70,374 in depreciation.

*U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest payable at fixed dates or upon maturity.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Assets and Liabilities
October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
Total investments at value (identified cost $797,174,992) (Note 1a) ................   $797,290,280
Cash ...............................................................................        941,587
Interest receivable ................................................................     10,299,392
Prepaid expense ....................................................................          3,107
                                                                                       ------------
   Total assets ....................................................................    808,534,366
                                                                                       ------------
Liabilities:
Advisory fee payable (Note 2) ......................................................        131,358
Accrued expenses ...................................................................         97,895
Dividends payable ..................................................................         41,308
                                                                                       ------------
   Total liabilities ...............................................................        270,561
                                                                                       ------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based
 on 808,148,517 shares of beneficial interest outstanding) .........................   $808,263,805
                                                                                       ============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Operations
For the Six Months Ended October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) ...............................      $18,388,895
                                                                            -----------
Expenses:
Investment advisory fee (Note 2) .......................    $1,235,616
Registration fees ......................................        80,609
Dividend and transfer agency fees ......................        51,039
Accounting and custodian services ......................        45,278
Legal and audit fees ...................................         9,684
Printing and shareholder reports .......................         4,866
Trustees' fees (Note 5) ................................         4,169
Insurance ..............................................         1,717
Miscellaneous ..........................................         3,500
                                                            ----------
   Total expense .......................................     1,436,478
Waived investment advisory fee (Note 2) ................      (520,268)         916,210
                                                            ----------      -----------
   Net investment income ...............................                     17,472,685
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions .........       250,115
Net unrealized depreciation of investments .............      (824,538)
                                                            ----------
   Net realized and unrealized loss from investments .................         (574,423)
                                                                            -----------
Net Increase in Net Assets Resulting From Operations .................      $16,898,262
                                                                            ===========

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund                                               Six Months             Year
Statements of Changes in Net Assets (Unaudited)                             Ended               Ended
                                                                       October 31, 1998     April 30, 1998
----------------------------------------------------------------------------------------------------------
Increase in Net Assets:
Operations:
Net investment income .............................................     $  17,472,685       $  33,442,403
Net realized gain from investment transactions ....................           250,115             384,816
Net unrealized appreciation (depreciation) of investments .........          (824,538)            886,152
                                                                        -------------       -------------
Net increase in net assets resulting from operations ..............        16,898,262          34,713,371
Total declared as dividends to shareholders (Note 4) ..............       (17,722,800)        (33,827,219)
Capital share transactions (Note 3) ...............................        49,891,485         146,466,848
                                                                        -------------       -------------
Net increase in net assets ........................................        49,066,947         147,353,000
Net Assets:
Beginning of period ...............................................       759,196,858         611,843,858
                                                                        -------------       -------------
End of period .....................................................     $ 808,263,805       $ 759,196,858
                                                                        =============       =============

--------------------------------------------------------------------------
                                                            Six Months
Merrill Lynch Treasury Fund                                    Ended
Financial Highlights                                         October 31,
(Unaudited)                                                     1998
--------------------------------------------------------------------------
Net Asset Value, beginning of period ..................      $  1.00
Income from Investment Operations:
 Net investment income ................................         .025
Less Distributions:
 Dividends from net investment income .................        (.025)
                                                             -------
Net Asset Value, end of period ........................        $1.00
                                                             =======
Total Return ..........................................         2.53%(2)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ......................      $808,264
 Ratio of expenses to average net assets
  (before waiver) .....................................          .40%(1)
 Ratio of expenses to average net assets
  (after waiver) ......................................          .25%(1)
 Ratio of net investment income, including realized
  and unrealized gains and losses, to average net
  assets (before waiver) ..............................         4.57%(1)
 Ratio of net investment income, including realized
  and unrealized gains and losses, to average net
  assets (after waiver) ...............................         4.72%(1)

                                                                               Year Ended April 30,
                                                        ----------------------------------------------------------------
                                                            1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ..................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
Income from Investment Operations:
 Net investment income ................................       .051         .049         .052         .045         .027
Less Distributions:
 Dividends from net investment income .................      (.051)       (.049)       (.052)       (.045)     (.027)
                                                          --------     --------     --------     --------     --------
Net Asset Value, end of period ........................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                          ========     ========     ========     ========     ========
Total Return ..........................................       5.24%        5.08%        5.37%        4.68%        2.82%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ......................   $759,197     $611,844     $514,123     $342,844     $266,953
 Ratio of expenses to average net assets
  (before waiver) .....................................        .41%         .42%         .41%         .44%         .45%
 Ratio of expenses to average net assets
  (after waiver) ......................................        .26%         .27%         .26%         .29%         .39%
 Ratio of net investment income, including realized
  and unrealized gains and losses, to average net
  assets (before waiver) ..............................       5.11%        4.85%        5.09%        4.58%        2.67%
 Ratio of net investment income, including realized
  and unrealized gains and losses, to average net
  assets (after waiver) ...............................       5.26%        5.00%        5.24%        4.73%        2.73%

(1) On an annualized basis

(2) Cumulative total return

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments
October 31, 1998 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                                         Value
                   Face Amount                                 Issue                                   (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Arizona --        $13,000,000     Maricopa County, Arizona PCR (El Paso Electric Co.
1.1%                                Project) VRDN 3.20% due 07/01/2014 (a) .......................    $13,000,000
                   11,100,000     Salt River Project of Arizona, Agricultural Improvement &
                                    Electrical Systems Revenue CP 3.45% due 12/15/1998 ...........     11,100,000
-----------------------------------------------------------------------------------------------------------------
California --       4,500,000     San Francisco, California City & County Airports
0.2%                                Commission Revenue (Series A-48) DDN 4.00%
                                    due 05/01/2029 (a) ...........................................      4,500,000
-----------------------------------------------------------------------------------------------------------------
Colorado --        11,695,000     Denver, Colorado City & County Airport Revenue
1.4%                                (Municipal Securities Trust Receipts--SGA 18) VRDN
                                    3.27% due 11/15/2025 (a) .....................................     11,695,000
                   11,300,000     Fort Morgan, Colorado Waterworks & Distribution
                                    Enterprise Water Revenue VRDN 3.25%
                                    due 12/01/2017 (a) ...........................................     11,300,000
                    6,000,000     Montrose, Colorado IDR (Scaled Manufacturing Inc.)
                                    VRDN 3.35% due 12/01/2005 (a) ................................      6,000,000
-----------------------------------------------------------------------------------------------------------------
District of        15,000,000     District of Columbia (Municipal Securities Trust
Columbia --                         Receipts--SGA 62) DDN 3.75% due 06/01/2017 (a) ...............     15,000,000
4.8%                              District of Columbia General Fund Recovery DDN:
                   38,800,000     (Series B-2) 3.75% due 06/01/2003 (a) ..........................     38,800,000
                   31,900,000     (Series B-3) 3.75% due 06/01/2003 (a) ..........................     31,900,000
                   16,000,000     District of Columbia Housing Finance Agency Mortgage
                                    Revenue FXRDN 3.80% due 06/23/1999 ...........................     16,000,000
-----------------------------------------------------------------------------------------------------------------
Florida --         44,400,000     Capital Projects Finance Authority Revenue (Florida
5.4%                                Hospital Association) VRDN 3.25% due 06/01/2028 (a) ..........     44,400,000
                    9,900,000     Eagles Tax-Exempt Trust--Florida State Board of
                                    Education FXRDN 3.70% due 02/19/1999 .........................      9,900,000
                   11,500,000     Florida Local Government Finance Authority Revenue
                                    (Pooled Loan Note-Series A) CP 3.40% due
                                    12/10/1998 ...................................................     11,500,000
                   29,865,000     Florida State Board of Education Capital Outlay
                                    (Municipal Securities Trust Receipts--SGA 67) DDN
                                    3.75% due 06/01/2022 (a) .....................................     29,865,000
                    2,900,000     Greater Orlando Aviation Authority Airport Facilities
                                    Revenue (Orlando, Florida Airport--Series A-51) DDN
                                    4.00% due 10/01/2023 (a) .....................................      2,900,000
                    4,750,000     Lee County, Florida IDA Revenue (Raymond Building
                                    Supply Corp.) VRDN 3.40% due 04/01/2017 (a) ..................      4,750,000
                   11,300,000     Miami and Dade County, Florida Special Obligation GO
                                    (Series A-66) DDN 3.95% due 10/01/2037 (a) ...................     11,300,000
-----------------------------------------------------------------------------------------------------------------
Georgia --          6,860,000     Albany & Dougherty County, Georgia Hospital Authority
6.1%                                Revenue (Phoebe Putney Memorial Hospital) VRDN
                                    3.25% due 09/01/2026 (a) .....................................      6,860,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments
October 31, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                                     Value
                   Face Amount                                Issue                                (Note 1a)
-------------------------------------------------------------------------------------------------------------
Georgia           $6,800,000      Atlanta, Georgia Urban Residential Finance Authority
(continued)                         M/F Revenue (The Park at Lakewood Project) VRDN
                                    3.25% due 11/01/2022 (a) ...................................   $6,800,000
                   5,400,000      Atlanta, Georgia Urban Residential Finance Authority
                                    M/F Revenue (New Community East Lake Project)
                                    VRDN 3.25% due 11/01/2028 (a) ..............................    5,400,000
                   7,250,000      Atlanta, Georgia Water & Sewer Revenue (Municipal
                                    Securities Trust Receipts--SGA 57) VRDN 3.75% due
                                    01/01/2020 (a) .............................................    7,250,000
                                  Burke County, Georgia Development Authority PCR
                                    (Oglethorpe Power Corp.) CP:
                  35,000,000      3.60% due 11/12/1998 .........................................   35,000,000
                  18,200,000      3.60% due 12/01/1998 .........................................   18,200,000
                   1,000,000      Columbus, Georgia Development Authority IDR (Georgia
                                    Packaging Inc.) VRDN 3.35% due 01/01/2012 (a) ..............    1,000,000
                  39,390,000      Eagles Tax-Exempt Trust--State of Georgia GO/FXRDN
                                    3.70% due 01/26/1999 .......................................   39,390,000
                   9,000,000      La Grange, Georgia Development Authority IDR (Reltec
                                    Corp. Project) VRDN 3.25% due 12/01/2021 (a) ...............    9,000,000
-------------------------------------------------------------------------------------------------------------
Idaho --           3,755,000      Madison, Idaho Economic Development Corp. IDR
0.2%                               (Floyd Wilcox & Sons, Inc. Project) VRDN 3.40% due
                                    08/01/2012 (a) .............................................    3,755,000
-------------------------------------------------------------------------------------------------------------
Illinois --        2,700,000      Aurora, Illinois IDR (Aztech Engineering Inc. Project)
4.9%                                VRDN 3.45% due 10/01/2018 (a) ..............................    2,700,000
                   5,985,000      Chicago, Illinois Board of Education (BTP 238) FXRDN
                                    3.30% due 02/23/1999 .......................................    5,985,000
                   4,300,000      Chicago, Illinois IDR (Enterprise Center Project) VRDN
                                    3.20% due 06/01/2022 (a) ...................................    4,300,000
                   6,700,000      Chicago, Illinois Solid Waste Disposal Facilities Revenue
                                    (Groot Industries Inc.) VRDN 3.35% due 12/01/2015 (a) ......    6,700,000
                   3,325,000      Des Plaines, Illinois IDR (East Golf Road LLC Project)
                                    VRDN 3.40% due 05/01/2017 (a) ..............................    3,325,000
                   3,300,000      Elgin, Illinois IDR (Starro Precision Products Inc. Project)
                                    VRDN 3.40% due 06/01/2025 (a) ..............................    3,300,000
                   2,200,000      Geneva, Illinois IDR (Continental Envelope Corp.
                                    Project) VRDN 3.40% due 09/01/2006 (a) .....................    2,200,000
                   8,000,000      Illinois Health Facilities Authority Revenue (Evanston
                                    Hospital Corp. Project) CP 3.85% due 02/01/1999 ............    8,000,000
                   4,000,000      Illinois Health Facilities Authority Revenue (Northwestern
                                    Memorial Hospital) DDN 3.70% due 08/15/2025 (a) ............    4,000,000
                                    Illinois Housing Development Authority Revenue
                                    (Homeowner Mortgage) FXRDN:
                   1,055,000      (Series B) 3.85% due 04/29/1999 ..............................    1,054,253

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

--------------------------------------------------------------------------------------------------------------
                                                                                                       Value
                   Face Amount                                 Issue                                 (Note 1a)
--------------------------------------------------------------------------------------------------------------
Illinois          $6,160,000      (Series B-2) 3.85% due 04/29/1999 ..............................   $6,155,638
(continued)        5,000,000      Illinois Health Facilities Authority Revenue (Pekin
                                    Memorial Hospital) VRDN 3.15% due 08/15/2017 (a) .............    5,000,000
                   7,025,000      Illinois Health Facilities Authority Revenue (Riverside
                                    Health Systems--Series B) VRDN 3.15% due
                                    11/15/2016 (a) ...............................................    7,025,000
                  10,000,000      Illinois Health Facilities Authority Revenue (Friendship
                                    Village of Schaumburg--Series B) VRDN 3.40% due
                                    12/01/2020 (a) ...............................................   10,000,000
                   2,000,000      Illinois State Development Finance Authority IDR
                                    (CPR/ Downers Grove Partnership) VRDN 3.68% due
                                    12/01/2005 (a) ...............................................    2,000,000
                   1,700,000      Illinois State Development Finance Authority IDR (Revcor
                                    Inc. Project) VRDN 3.20% due 06/01/2008 (a) ..................    1,700,000
                   3,245,000      Illinois State Development Finance Authority IDR
                                    (Rockford College Project) VRDN 3.30% due
                                    02/01/2001 (a) ...............................................    3,245,000
                   3,500,000      Illinois State Development Finance Authority IDR (Design
                                    Automotive LLC Project) VRDN 3.40% due
                                    06/01/2011 (a) ...............................................    3,500,000
                   2,500,000      Illinois State Educational Facilities Authority Revenue (Art
                                    Institute of Chicago) VRDN 3.15% due 03/01/2027 (a) ..........    2,500,000
                  10,410,000      Metropolitan Pier & Exposition Authority State Tax
                                    Revenue (Series A-69) DDN 3.95% due
                                    06/15/2029 (a) ...............................................   10,410,000
                   2,570,000      Peoria, Illinois IDR (CDC Realty L.P. Project) VRDN
                                   3.25% due 12/01/2014 (a) .....................................    2,570,000
                   4,000,000      Upper Illinois River Valley Authority, Solid Waste
                                    Disposal Revenue (Exolon-Esk Co. Project) VRDN
                                    3.30% due 12/01/2021 (a) .....................................    4,000,000
                   2,800,000      Wheeling, Illinois IDR (Circuit Services Inc. Project)
                                    VRDN 3.25% due 04/01/2018 (a) ................................    2,800,000
--------------------------------------------------------------------------------------------------------------
Indiana --         6,580,000      Anderson, Indiana EDR (Applecreek Commons L.P.
2.9%                              Project) VRDN 3.25% due 12/01/2027 (a) .......................    6,580,000
                   2,805,000      Bloomington, Indiana EDR (Bloomington Square Project)
                                    VRDN 3.15% due 12/01/2008 (a) ................................    2,805,000
                   2,500,000      Connersville, Indiana EDR (Inland Southern Corp.
                                    Project) VRDN 3.30% due 02/01/2012 (a) .......................    2,500,000
                   2,500,000      Crawfordsville, Indiana EDR (Performance Master LLC
                                    Project) VRDN 3.38% due 10/01/2018 (a) .......................    2,500,000
                   4,555,000      Elkhart County, Indiana EDR (Patriot Homes Inc. Project)
                                    VRDN 3.40% due 08/01/2012 (a) ................................    4,555,000
                   3,000,000      Greencastle, Indiana IDR (Crown Equipment Corp.
                                    Project) VRDN 3.30% due 02/01/2011 (a) .......................    3,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                               Value
                   Face Amount                             Issue                             (Note 1a)
-------------------------------------------------------------------------------------------------------
Indiana           $  740,000      Greendale, Indiana EDR (Pripak Inc. Project) VRDN
(continued)                         3.30% due 12/01/2003 (a) .............................   $  740,000
                   2,490,000      Indiana State Development Finance Authority EDR
                                    (Hart Housing Group Inc. Project) VRDN 3.40% due
                                    06/01/2011 (a) .......................................    2,490,000
                   3,300,000      Indiana State Development Finance Authority EDR
                                    (Haulin Trailers Project) VRDN 3.45% due
                                    12/01/2017 (a) .......................................    3,300,000
                   1,960,000      Indiana State Development Finance Authority IDR
                                    (Centurion Industries Inc. Project) VRDN 3.30% due
                                    10/01/2005 (a) .......................................    1,960,000
                   4,745,000      Indiana State Educational Facilities Authority Revenue
                                    (Wesleyan University Project) VRDN 3.15% due
                                    12/01/2015 (a) .......................................    4,745,000
                   5,000,000      Indiana State Health Facilities Financing Authority
                                    Revenue (Hartsfield Village Project) VRDN 3.15% due
                                    08/15/2027 (a) .......................................    5,000,000
                   2,000,000      Muncie, Indiana IDR (Diamond Plastics Corp. Project)
                                    VRDN 3.30% due 10/01/2006 (a) ........................    2,000,000
                   1,630,000      New Castle, Indiana EDR (Barden Homes Indiana Inc.)
                                    VRDN 3.25% due 08/01/2010 (a) ........................    1,630,000
                  12,100,000      Princeton, Indiana PCR (PSI Energy Inc. Project) DDN
                                    3.75% due 04/01/2022 (a) .............................   12,100,000
                   2,330,000      Saint Joseph County, Indiana Hospital Authority
                                    (Madison Center Inc. Project) VRDN 3.25% due
                                    03/04/2015 (a) .......................................    2,330,000
                   2,000,000      Westfield, Indiana IDR (Standard Locknut Inc. Project)
                                    VRDN 3.25% due 02/01/2002 (a) ........................    2,000,000
-------------------------------------------------------------------------------------------------------
Iowa --            8,300,000      Iowa State Financial Authority Solid Waste Disposal
0.4%                                Revenue (Cedar River Paper Co. Project) DDN 3.85%
                                    due 02/01/2032 (a) ...................................    8,300,000
-------------------------------------------------------------------------------------------------------
Kansas --         42,000,000      Butler County, Kansas Solid Waste Disposal &
2.0%                                Cogeneration Revenue (Texaco Refining & Marketing)
                                    DDN 3.85% due 08/01/2024 (a) .........................   42,000,000
                   1,150,000      Spring Hill, Kansas IDR (Abrasive Engineering Project)
                                    VRDN 3.20% due 10/01/2016 (a) ........................    1,150,000
-------------------------------------------------------------------------------------------------------
Kentucky --        6,000,000      Daviess County, Kentucky Solid Waste Disposal
5.9%                                Facilities Revenue (Scott Paper Co. Project) DDN
                                    3.80% due 12/01/2023 (a) .............................    6,000,000
                   2,810,000      Elva New Harmony--Oak Level Fire Protection District
                                    (Series A-1) VRDN 3.25% due 12/01/2031 (a) ...........    2,810,000
                   3,500,000      Graves County, Kentucky IDR (Seaboard Farms Kentucky
                                    Inc. Project) VRDN 3.25% due 12/01/2012 (a) ..........    3,500,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                                Value
                   Face Amount                              Issue                              (Note 1a)
--------------------------------------------------------------------------------------------------------
Kentucky          $2,405,000      Harvey Brewers Fire Protection District (Lease Revenue--
(continued)                          Series G-1) VRDN 3.25% due 12/01/2031 (a) .............   $2,405,000
                                  Jefferson County, Kentucky Industrial Building Revenue
                                    (Thomas Development Project) VRDN:
                   1,700,000      3.30% due 04/10/2010 (a) ................................    1,700,000
                   1,050,000      3.30% due 10/01/2011 (a) ................................    1,050,000
                                  Kentucky Area Development Districts Financing Trust
                                    Lease Program Revenue (Calloway County Fire
                                    District) VRDN:
                   3,075,000      (Series D-1) 3.25% due 12/01/2031 (a) ...................    3,075,000
                     490,000      (Series D-2) 3.25% due 12/01/2031 (a) ...................      490,000
                   3,410,000      (Series E-1) 3.25% due 12/01/2031 (a) ...................    3,410,000
                   3,810,000      (Series F-1) 3.25% due 12/01/2031 (a) ...................    3,810,000
                     490,000      (Series F-2) 3.25% due 12/01/2031 (a) ...................      490,000
                                  Kentucky Area Development Districts Financing Trust
                                    Lease Program Revenue (Lyon County Fire District)
                                    VRDN:
                   3,710,000      (Series G-1) 3.25% due 12/01/2031 (a) ...................    3,710,000
                     490,000      (Series G-2) 3.25% due 12/01/2031 (a) ...................      490,000
                   3,195,000      (Series I-1) 3.25% due 12/01/2031 (a) ...................    3,195,000
                     490,000      (Series I-2) 3.25% due 12/01/2031 (a) ...................      490,000
                   4,200,000      Kentucky Area Development Districts Financing Trust
                                    Lease Program Revenue (Symsonia County Fire
                                    District--Series H-1) VRDN 3.25% due 12/01/2031 (a)....    4,200,000
                  18,850,000      Kentucky Economic Development Finance Authority
                                    Revenue (Pooled Hospital Loan) VRDN 3.30% due
                                    08/01/2018 (a) ........................................   18,850,000
                   9,835,000      Kentucky Economic Development Finance Authority
                                    Hospital Facilities Revenue (St. Elizabeth's Medical
                                    Center Inc.) VRDN 3.25% due 05/01/2017 (a) ............    9,835,000
                  19,700,000      Kentucky State Pollution Abatement and Water Resource
                                    Finance Authority PCR (Toyota Motor) DDN 4.70%
                                    due 08/13/2006 (a) ....................................   19,700,000
                   5,500,000      Middletown, Kentucky Revenue (Christian Academy
                                    Project) VRDN 3.15% due 07/01/2022 (a) ................    5,500,000
                     975,000      Muhlenberg County, Kentucky Airport District (Financing
                                    Trust Lease Program Revenue--Series B-1) VRDN
                                    3.25% due 12/01/2031 (a) ..............................      975,000
                  24,700,000      Ohio County, Kentucky PCR (Big Rivers Electric Corp.)
                                    VRDN 3.25% due 10/01/2015 (a) .........................   24,700,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

--------------------------------------------------------------------------------------------------------------
                                                                                                      Value
                      Face Amount                                Issue                              (Note 1a)
--------------------------------------------------------------------------------------------------------------
Kentucky             $3,500,000      Shelby County, Kentucky Industrial Building Revenue
(continued)                            (Truss Co. Inc./Kingbrook Project) VRDN 3.30% due
                                        06/01/2018 (a) ..........................................   $3,500,000
--------------------------------------------------------------------------------------------------------------
Louisiana --                         Calcasieu Parish Inc., Louisiana IDB Revenue (Citgo
2.4%                                   Petroleum Corp. Project) DDN :
                     17,100,000      3.85% due 12/01/2024 (a) ...................................   17,100,000
                      6,500,000      3.85% due 03/01/2025 (a) ...................................    6,500,000
                     26,500,000      Louisiana Public Facilities Authority Hospital Revenue
                                       (Series A-38) DDN 3.95% due 07/01/2025 (a) ...............   26,500,000
--------------------------------------------------------------------------------------------------------------
Maine --             11,600,000      Biddeford, Maine BAN 4.00% due 06/01/1999 ..................   11,612,936
1.2%                  2,350,000      Gray, Maine Revenue (Advance Realty Project) VRDN
                                       3.35% due 10/11/2011 (a) .................................    2,350,000
                      1,580,000      Lewiston, Maine Revenue (Geiger Brothers Project)
                                       VRDN 3.60% due 09/01/2004 (a) ............................    1,580,000
                      3,865,000      Millinocket, Maine IDB Revenue (Gardner Chipmills
                                       Project) VRDN 3.40% due 03/01/2005 (a) ...................    3,865,000
                      1,730,000      Saco, Maine IDR (First Light Technology Project) VRDN
                                       3.40% due 04/01/2007 (a) .................................    1,730,000
                      4,665,000      Topsham, Maine Revenue (Village Candle Inc.) VRDN
                                       3.40% due 08/01/2013 (a) .................................    4,665,000
--------------------------------------------------------------------------------------------------------------
Maryland --           1,300,000      Anne Arundel County, Maryland EDR (Atlas Container
0.7%                                   Corp. Project) VRDN 3.35% due 04/01/2006 (a) .............    1,300,000
                     10,000,000      Gaithersburg, Maryland EDR (Asbury Methodist) VRDN
                                       3.15% due 07/01/2027 (a) .................................   10,000,000
                      2,500,000      Maryland State Health & Higher Educational Facilities
                                       Authority Revenue (Helix Health Hospital) VRDN
                                       3.10% due 07/01/2026 (a) .................................    2,500,000
--------------------------------------------------------------------------------------------------------------
Massachusetts --     11,035,000      Beverly, Massachusetts BAN 3.80% due 12/17/1998 ............   11,037,719
6.0%                  5,250,000      Boston, Massachusetts Revenue (Boston City Hospital--
                                       Series A) VRDN 3.30% due 02/15/2021 (a) ..................    5,250,000
                     11,100,000      Central Berkshire Regional School District BAN 4.10%
                                       due 12/15/1998 ...........................................   11,105,874
                      5,125,000      Clipper Tax-Exempt Trust VRDN 3.26% due
                                       05/01/2007 (a) ...........................................    5,125,000
                     10,000,000      Fitchburg, Massachusetts BAN 3.90% due 02/26/1999 ..........   10,005,268
                     14,230,000      Massachusetts State GO (BTP 231) FXRDN 3.65% due
                                       12/15/1998 ...............................................   14,230,000
                      9,900,000      Massachusetts State GO (BTP 259) FXRDN 3.30% due
                                       02/01/1999 ...............................................    9,900,000
                      9,760,000      Massachusetts State (Series A-72) DDN 4.00% due
                                       08/01/2010 (a) ...........................................    9,760,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

--------------------------------------------------------------------------------------------------------------
                                                                                                        Value
                    Face Amount                                 Issue                                 (Note 1a)
--------------------------------------------------------------------------------------------------------------
Massachusetts      $1,200,000      Massachusetts State Health & Educational Facilities
(continued)                          Authority Revenue (Capital Asset Program--Series E)
                                     DDN 3.70% due 01/01/2035 (a) ................................. $1,200,000
                    2,685,000      Massachusetts State Industrial Finance Agency IDR
                                     (Hi-Tech Mold & Tool) VRDN 3.35% due 06/01/2018 (a) ..........  2,685,000
                                     Springfield, Massachusetts BAN:
                   10,000,000      4.25% due 11/20/1998 ........................................... 10,002,005
                    4,600,000      4.00% due 09/02/1999 ...........................................  4,616,697
                   13,800,000      Triton, Massachusetts Regional School District BAN
                                     4.00% due 04/16/1999 ......................................... 13,815,063
                   10,350,000      Whitman-Hanson Regional School District BAN 3.75%
                                     due 10/15/1999 ............................................... 10,391,939
                    6,900,000      Worcester, Massachusetts Regional Transit Authority
                                   RAN 3.90% due 06/18/1999 .......................................  6,906,251
--------------------------------------------------------------------------------------------------------------
Michigan --         7,000,000      Dearborn, Michigan Economic Development Corp.
0.7%                                 Revenue (Henry Ford Village Inc. Project) VRDN
                                     3.45% due 10/01/2023 (a) .....................................  7,000,000
                    8,100,000      University of Michigan Revenue (Series A-2) DDN 3.75%
                                   due 12/01/2024 (a) .............................................  8,100,000
--------------------------------------------------------------------------------------------------------------
Mississippi --                     Mississippi State Hospital Equipment & Facilities
1.6%                                 Authority Revenue (North Mississippi Health Services) CP:
                   13,700,000      (Series 1) 3.65% due 11/10/1998 ..............................   13,700,000
                   20,000,000      (Series 1) 3.60% due 12/01/1998 ..............................   20,000,000
--------------------------------------------------------------------------------------------------------------
Missouri --           720,000      Jefferson County, Missouri IDA Revenue (Sinclair &
1.2%                                 Rush Inc. Project) VRDN 3.25% due 11/01/2001 (a) .............    720,000
                    2,475,000      Missouri State Development Finance Board IDR
                                     (Filtration Group Inc.) VRDN 3.40%
                                     due 03/01/2012 (a) ...........................................  2,475,000
                   18,000,000      Missouri State Health & Educational Facilities Authority
                                   Revenue (Medical Research Facilities) VRDN 3.15%
                                     due 04/01/2038 (a) ........................................... 18,000,000
                    1,705,000      Missouri State Housing Development Commission
                                   Mortgage Revenue (Series C) FXRDN 3.90% due
                                     04/01/1999 ...................................................  1,705,000
                    2,070,000      Sikeston, Missouri IDA Revenue (Heritage American
                                     Homes LP/North Ridge Homes Inc. Project) VRDN
                                     3.40% due 07/01/2009 (a) .....................................  2,070,000
--------------------------------------------------------------------------------------------------------------
Nevada --          11,290,000      Eagles Tax-Exempt Trust--Clark County School District
0.5%                                 FXRDN 3.70% due 02/12/1999 ................................... 11,290,000
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)

--------------------------------------------------------------------------------------------------------------
                                                                                                      Value
                        Face Amount                               Issue                             (Note 1a)
--------------------------------------------------------------------------------------------------------------
New Hampshire --       $2,400,000      New Hampshire State Business Finance Authority
1.0%                                     Revenue (Hydra LLC Inc.) VRDN 3.35% due
                                         11/01/2006 (a) ............................................$2,400,000
                        1,150,000      New Hampshire State Business Finance Authority
                                         Revenue (Freed's Bakery Inc. Project) VRDN 3.40%
                                         due 05/02/2011 (a) ........................................ 1,150,000
                        6,400,000      New Hampshire State Business Finance Authority
                                         Revenue (Montgomery Wire Corp.) VRDN 3.30% due
                                         02/01/2014 (a) ............................................ 6,400,000
                        7,415,000      New Hampshire State Business Finance Authority
                                         Resource Recovery Revenue (Wheelabrator Inc.
                                         Project--Series A) VRDN 3.10% due 01/01/2018 (a) .......... 7,415,000
                        4,700,000      New Hampshire State Business Finance Authority IDR
                                       (Wiggins Airway Inc. Project) VRDN 3.50% due
                                         06/01/2023 (a) ............................................ 4,700,000
--------------------------------------------------------------------------------------------------------------
New Jersey --          18,720,000      Jersey City, New Jersey GO 4.25% due 01/15/1999 ...........  18,731,996
1.8%                    9,550,000      North Bergen Township GO 4.00% due 04/23/1999 .............   9,555,613
                       10,000,000      Passaic County, New Jersey BAN 4.00% due
                                       09/24/1999 ................................................  10,041,504
--------------------------------------------------------------------------------------------------------------
New York --            15,250,000      Long Island Power Authority Electrical Systems Revenue
4.9%                                     (Series A-68) DDN 3.95% due 12/01/2022 (a) ................15,250,000
                       10,000,000      Municipal Securities Trust (Triborough Boarding & Tunnel
                                         Authority) FXRDN 3.75% due 11/04/1998 .....................10,000,000
                       16,450,000      New York City, New York CP 3.40% due 11/16/1998 ...........  16,450,000
                        4,800,000      New York City, New York (Subseries A-10) DDN 3.60%
                                         due 08/01/2017 (a) ........................................ 4,800,000
                        5,705,000      New York, New York (Municipal Securities Trust
                                         Receipts--SGA 63) DDN 3.75% due 02/15/2026 (a) ............ 5,705,000
                       10,100,000      New York City, New York Municipal Water Finance
                                         Authority (Series 3) CP 3.40% due 11/16/1998 ..............10,100,000
                       31,000,000      New York City, New York Municipal Water Finance
                                         Authority & Sewer Systems Revenue (Municipal
                                         Securities Trust Receipts--SGB 26) DDN 3.70% due
                                         06/15/2025 (a) ............................................31,000,000
                       10,000,000      New York State Thruway Authority Service Contract
                                       Revenue (Series A-75) DDN 3.95% due
                                         04/01/2013 (a) ........................................... 10,000,000
--------------------------------------------------------------------------------------------------------------
Ohio --                 7,000,000      Akron, Ohio Metropolitan Housing Authority Facilities
7.8%                                     Revenue (Administration Building Project) VRDN
                                         3.20% due 04/01/2018 (a) .................................. 7,000,000
                        5,000,000      Cincinnati, Ohio City School District TAN 4.08% due
                                         12/31/1998 ................................................ 5,003,815

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                   Value
                   Face Amount                              Issue                                (Note 1a)
------------------------------------------------------------------------------------------------------------
Ohio              $14,575,000     Cleveland, Ohio City School District (BTP 245)
(continued)                         RAN/FXRDN 3.30% due 02/23/1999 (a) ......................    $14,575,000
                    3,500,000     Eagles Tax-Exempt Trust--Ohio Water Development
                                    Authority (Ohio Edison) VRDN 3.21% due
                                    07/01/2015 (a) ..........................................      3,500,000
                   15,000,000     Eagles Tax-Exempt Trust--Cleveland Water FXRDN
                                    3.50% due 12/29/1998 ....................................     15,000,000
                   22,065,000     Eagles Tax-Exempt Trust--Ohio State Turnpike Revenue
                                    FXRDN 3.50% due 12/29/1998 (a) ..........................     22,065,000
                    5,305,000     Franklin County, Ohio M/F Revenue (Community
                                    Housing Network) VRDN 3.20% due 03/01/2027 (a) ..........      5,305,000
                    8,750,000     Hamilton County, Ohio Hospital Facilities Revenue
                                    (Children's Hospital Medical Center) VRDN 3.13% due
                                    05/15/2017 (a) ..........................................      8,750,000
                    5,000,000     Lorain County, Ohio Independent Living Facilities
                                    Revenue (Elyria United Methodist Project) VRDN
                                    3.20% due 06/01/2022 (a) ................................      5,000,000
                    4,370,000     Lucas-Beacon Place Housing Development Corp. M/F
                                    Revenue (Beacon Place Apartments Project) FXRDN
                                    3.65% due 03/15/1999 ....................................      4,370,000
                    7,040,000     Mahoning County, Ohio Health Care Facilities Revenue
                                    (Shepherd of the Valley Lutheran Home & Retirement
                                    Center) VRDN 3.15% due 09/01/2020 (a) ...................      7,040,000
                    5,605,000     Mahoning County, Ohio Health Care Facilities Revenue
                                    (Shepherds Woods Project) VRDN 3.20% due
                                    09/01/2022 (a) ..........................................      5,605,000
                    3,280,000     Mentor, Ohio IDR (Risch Investments LTP/ Roll-Kraft Inc.
                                    Project) VRDN 3.25% due 08/01/2017 (a) ..................      3,280,000
                   13,850,000     Middleburg Heights, Ohio Hospital Revenue (Southwest
                                    General Health) VRDN 3.15% due 08/15/2022 (a) ...........     13,850,000
                    9,485,000     Municipal Securities Trust (Hamilton County Sales Tax--
                                    Football Project) FXRDN 3.80% due 11/04/1998 ............      9,485,000
                                  Ohio State Air Quality Development Authority Revenue
                                    (Cincinnati Gas & Electric) DDN:
                    9,000,000     (Series A) 3.70% due 12/01/2015 (a) .....................        9,000,000
                   11,900,000     (Series B) 3.70% due 12/01/2015 (a) .....................       11,900,000
                    4,000,000     Ohio State Solid Waste Revenue (BP Exploration & Oil
                                    Project) DDN 3.80% due 02/01/2033 (a) ...................      4,000,000
                    4,170,000     Ottawa County, Ohio IDR (Adrian Sand & Stone Inc.
                                    Project) VRDN 3.30% due 10/01/2008 (a) ..................      4,170,000
                    6,500,000     Willoughby, Ohio IDR (Kennedy Group Inc. Project) DDN
                                  3.30% due 09/01/2018 (a) ................................        6,500,000
------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                     Value
                       Face Amount                              Issue                              (Note 1a)
------------------------------------------------------------------------------------------------------------
Oklahoma              $5,000,000      Muskogee, Oklahoma Industrial PCR (Oklahoma Gas &
0.2%                                  Electric Co.) VRDN 3.20% due 01/01/2025 (a) ............   $5,000,000
------------------------------------------------------------------------------------------------------------
Pennsylvania --        1,200,000      Allegheny County, Pennsylvania IDA Revenue (Parkway
4.2%                                    Center Mall Project) VRDN 3.15% due 05/01/2009 (a)......  1,200,000
                      24,660,000      Dauphin County, Pennsylvania General Authority
                                        Revenue (School District Pooled Financing) VRDN
                                        3.20% due 09/01/2032 (a) ............................... 24,660,000
                      16,575,000      Harrisburg, Pennsylvania Authority Revenue (Pooled
                                        Financing Fund) VRDN 3.25% due 07/01/2021 (a) .......... 16,575,000
                                      Montgomery County, Pennsylvania Higher Education &
                                        Health Authority Revenue (Higher Education & Health
                                        Loan) VRDN:
                      22,750,000      3.15% due 06/01/2021 (a) ...............................   22,750,000
                       4,800,000      3.15% due 08/01/2021 (a) ...............................    4,800,000
                       2,700,000      Montgomery County, Pennsylvania Higher Education &
                                        Health Authority Revenue (Philadelphia Presbytery)
                                        VRDN 3.15% due 07/01/2025 (a) ..........................  2,700,000
                                      Pennsylvania State GO (Tender Option) FXRDN:
                       7,425,000      (BTP-86) 3.30% due 02/23/1999 ..........................    7,425,000
                       9,030,000      (BTP-235) 3.30% due 02/23/1999 .........................    9,030,000
------------------------------------------------------------------------------------------------------------
Rhode Island --        2,500,000      Rhode Island State Industrial Facilities Corporation IDR
0.4%                                    (Capital Development Corp. Project) VRDN 3.50% due
                                        11/01/2005 (a) .........................................  2,500,000
                       5,425,000      Rhode Island State Resource Recovery Corp. (Landfill
                                        Lease) GO 4.00% due 07/30/1999 .........................  5,436,672
------------------------------------------------------------------------------------------------------------
South Carolina --      7,370,000      South Carolina Economic Development Authority IDR
3.2%                                    (Corematerials Corp. Project) VRDN 3.40% due
                                        04/01/2013 (a) .........................................  7,370,000
                                      South Carolina State Public Service Authority Electrical
                                        Systems Revenue (Santee Cooper) CP:
                      18,632,000      3.40% due 12/01/1998 ...................................   18,632,000
                      20,000,000      3.50% due 12/08/1998 ...................................   20,000,000
                      22,420,000      3.40% due 12/09/1998 ...................................   22,420,000
------------------------------------------------------------------------------------------------------------
Tennessee --          24,500,000      Clarksville, Tennessee Public Building Authority Revenue
4.1%                                    (Pooled Financing) VRDN 3.15% due 11/01/2027 (a) ....... 24,500,000
                       4,000,000      Coffee County, Tennessee Industrial Board Inc. IDR
                                        (Hillsdale Tool & Manufacturing Co. Project) VRDN
                                        3.30% due 06/01/2017 (a) ...............................  4,000,000
                      19,775,000      Johnson County, Tennessee (Municipal Securities
                                        Trust--SGA 45) DDN 3.75% due 05/01/2021 (a) ............ 19,775,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Value
                   Face Amount                             Issue                             (Note 1a)
------------------------------------------------------------------------------------------------------------
Tennessee         $9,500,000      Memphis & Shelby County, Tennessee Industrial Board
(continued)                         PCR (Birmingham Steel Corp. Project) VRDN 3.30%
                                    due 10/01/2026 (a) ................................... $9,500,000
                   7,000,000      Montgomery County, Tennessee Public Building Authority
                                    (Pooled Financing Revenue) VRDN 3.15% due
                                    07/01/2015 (a) .......................................  7,000,000
                   4,300,000      Nashville & Davidson County, Tennessee IDB Revenue
                                    (Gibson Guitar Project) VRDN 3.35% due 03/01/2011 (a)   4,300,000
                   2,700,000      Nashville & Davidson County, Tennessee IDB Revenue
                                    (Hickory M/F Housing Revenue) VRDN 3.20% due
                                    06/01/2015 (a) .......................................  2,700,000
                  15,000,000      Shelby County, Tennessee (Series 98-A) CP 3.40% due
                                    12/01/1998 ........................................... 15,000,000
------------------------------------------------------------------------------------------------------------
Texas --                          Gulf Coast IDA Solid Waste Disposal Revenue (Citgo
9.5%                                Petroleum Corp. Project) DDN:
                  11,500,000      3.85% due 05/01/2025 (a) .............................   11,500,000
                  24,700,000      3.85% due 04/01/2026 (a) .............................   24,700,000
                  24,900,000      3.85% due 04/01/2028 (a) .............................   24,900,000
                  27,900,000      Harris County, Texas Health Facilities Development
                                    Corp. Revenue (Methodist Hospital) DDN 3.70% due
                                    12/01/2025 (a) ....................................... 27,900,000
                   4,000,000      Mesquite, Texas IDR (Morrison Products) VRDN 3.40%
                                    due 01/10/2010 (a) ...................................  4,000,000
                   1,540,000      Montgomery County, Texas IDA Revenue (Sawyer
                                    Research Products Inc.) VRDN 3.40% due
                                    02/04/2015 (a) .......................................  1,540,000
                  22,000,000      North Central Texas Health Services CP 3.30% due
                                    11/06/1998 ........................................... 21,999,267
                   4,800,000      Port Corpus Christi, Texas IDC Sewer & Solid Waste
                                    Disposal Revenue (Citgo Petroleum Corp. Project)
                                    DDN 3.85% due 04/01/2026 (a) .........................  4,800,000
                   9,115,000      San Antonio, Texas Water Revenue (Municipal Securities
                                    Trust Receipts--SGA 42) VRDN 3.27% due
                                    05/15/2026 (a) .......................................  9,115,000
                  65,700,000      Texas State (Series A-55) DDN 3.95% due
                                    08/31/1999 (a) ....................................... 65,700,000
                   5,135,000      Texas State GO 3.30% due 02/23/1999 ..................    5,135,000
------------------------------------------------------------------------------------------------------------
Utah --           10,700,000      Emery County, Utah PCR (Pacificorp Projects) DDN
1.7%                                3.70% due 11/01/2024 (a) ............................. 10,700,000
                  15,000,000      Intermountain Power Agency Power Supply Revenue
                                    (Series F) CP 3.40% due 11/18/1998 ................... 15,000,000
                  10,000,000      Intermountain Power Agency Power Supply Revenue
                                  (Series A-63) FXRDN 3.50% due 02/01/1999 .............   10,000,000
------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
                      Face Amount                                 Issue                                  (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Vermont --           $2,300,000      Vermont IDA Revenue (Burlington Project) VRDN 3.20%
0.1%                                   due 12/01/2011 (a) ............................................ $2,300,000
-----------------------------------------------------------------------------------------------------------------
Virginia --           2,100,000      Brunswick County, Virginia IDA Exempt Facilities
0.8%                                   Revenue (Aegis Waste Solutions Inc.) VRDN 3.30%
                                       due 01/01/2017 (a) ............................................  2,100,000
                     13,900,000      Norfolk, Virginia IDA Revenue (Sentara Hospital System
                                       Group) CP 3.30% due 12/07/1998 ................................ 13,900,000
-----------------------------------------------------------------------------------------------------------------
Washington --        26,745,000      Eagles Tax-Exempt Trust--Port of Seattle FXRDN 3.30%
3.9%                                   due 01/27/1999 ................................................ 26,745,000
                     14,680,000      Eagles Tax-Exempt Trust--State Public Power Supply
                                       System FXRDN 3.70% due 02/19/1999 ............................. 14,680,000
                     10,000,000      King County, Washington CP 3.50% due 12/09/1998 ...............   10,000,000
                      6,200,000      King County, Washington (Municipal Securities Trust
                                       Receipts--SGA 19) VRDN 3.27% due 01/01/2027 (a) ...............  6,200,000
                      3,000,000      Pierce County, Washington Housing Authority Revenue
                                       (Eagles Watch Project) VRDN 3.15% due
                                       09/01/2020 (a) ................................................  3,000,000
                     20,500,000      Port of Seattle, Washington Passenger Facilities Charge
                                       Revenue DDN 3.95% due 12/01/2023 (a) .......................... 20,500,000
-----------------------------------------------------------------------------------------------------------------
West Virginia --      4,475,000      Preston County, West Virginia IDR (Allegheny Wood
0.4%                                   Products Inc. Project) VRDN 3.25% due 12/01/2007 (a) ..........  4,475,000
                      3,240,000      Randolph County, West Virginia IDR (Allegheny Wood
                                       Products Inc. Project) VRDN 3.25% due 12/01/2007 (a) ..........  3,240,000
-----------------------------------------------------------------------------------------------------------------
Wisconsin --          1,360,000      Appleton, Wisconsin IDR (Valley Packaging Industries
2.1%                                   Inc. Project) VRDN 3.15% due 02/01/2011 (a) ...................  1,360,000
                      3,900,000      Ashland, Wisconsin School District TRAN 3.60% due
                                       08/27/1999 ....................................................  3,903,100
                      3,700,000      De Forest, Wisconsin Area School District TRAN 3.80%
                                       due 09/17/1999 ................................................  3,710,965
                                     Deerfield, Wisconsin IDR (Interpane Coatings Project)
                                       VRDN:
                      1,300,000      3.15% due 05/01/2003 (a) ......................................    1,300,000
                      2,035,000      3.30% due 05/01/2003 (a) ......................................    2,035,000
                      2,440,000      Milwaukee, Wisconsin Redevelopment Authority
                                       Revenue (Jensar Corp. Project) VRDN 3.40% due
                                       03/01/2007 (a) ................................................  2,440,000
                      1,105,000      Oshkosh, Wisconsin IDR (Automatic Handling Inc.)
                                       VRDN 3.30% due 06/01/2006 (a) .................................  1,105,000
                        500,000      Plymouth, Wisconsin IDR (Great Lakes Cheese Inc.
                                       Project) VRDN 3.25% due 08/01/2024 (a) ........................    500,000
                      5,000,000      Sturtevant, Wisconsin IDR (Andis Co. Project-Series A)
                                       VRDN 3.25% due 12/01/2016 (a) .................................  5,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                Value
                 Face Amount                             Issue                                (Note 1a)
---------------------------------------------------------------------------------------------------------
Wisconsin        $ 3,500,000  Tomah, Wisconsin School District TRAN 3.85% due
(continued)                     09/21/1999 ................................................$    3,511,998
                   2,000,000  Two Rivers, Wisconsin Public School District BAN
                                4.05% due 01/11/1999 ......................................     2,000,385
                   3,750,000  Verona, Wisconsin Area School District TRAN 3.90%
                                due 08/26/1999 ............................................     3,757,973
                  13,319,000  Wisconsin State Transportation Revenue (Series A) CP
                                3.60% due 11/19/1998 ......................................    13,319,000
---------------------------------------------------------------------------------------------------------
Wyoming --                    Laramie County, Wyoming IDR (Cheyenne Light Fuel &
1.6%                          Power Co.) VRDN:
                   3,500,000  3.30% due 09/01/2021 (a)...................................       3,500,000
                   5,000,000  3.30% due 03/01/2027 (a)...................................       5,000,000
                  24,200,000  Sweetwater County, Wyoming PCR (Idaho Power Co.
                              Project) (Series B) DDN 3.75% due 07/15/2026 (a) ..........      24,200,000
---------------------------------------------------------------------------------------------------------
                              Total Investments (Cost $2,052,542,931) -- 97.3%              2,052,542,931
---------------------------------------------------------------------------------------------------------
                              Other Assets Less Liabilities -- 2.7% .....................      56,040,829
---------------------------------------------------------------------------------------------------------
                              Net Assets -- Equivalent to $1.00 Per Share on
                              2,108,707,270 Shares of Beneficial Interest
                              Outstanding -- 100.0% .....................................  $2,108,583,760
=========================================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at October 31, 1998. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

Note--Cost for federal income tax purposes is the same as that shown above.

-----------------------------------------------------------------------------------------------------------------------
Portfolio Abbreviations for Merrill Lynch Institutional Tax-Exempt Fund
BAN    Bond Anticipation Notes        GO   General Obligation                   PCR   Pollution Control Revenue
CP     Commercial Paper               IDA  Industrial Development Authority     RAN   Revenue Anticipation Notes
DDN    Daily Demand Notes             IDB  Industrial Development Board         TAN   Tax Anticipation Notes
EDR    Economic Development Revenue   IDC  Industrial Development Corporation   TRAN  Tax and Revenue Anticipation Notes
FXRDN  Fixed Rate Demand Notes        IDR  Industrial Development Revenue       VRDN  Variable Rate Demand Notes
                                      M/F  Multi-Family
------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
Investments, at amortized cost and value (Note 1a) ................................  $2,052,542,931
Cash ..............................................................................       1,753,507
Receivable for investments sold ...................................................      41,539,597
Interest receivable ...............................................................      13,167,476
Prepaid expense ...................................................................          76,742
                                                                                     --------------
   Total assets ...................................................................   2,109,080,253
                                                                                     --------------
Liabilities:
Advisory fee payable (Note 2) .....................................................         354,522
Accrued expenses ..................................................................          70,987
Dividends payable .................................................................          70,984
                                                                                     --------------
   Total liabilities ..............................................................         496,493
                                                                                     --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 2,108,707,270 shares of beneficial interest outstanding) .........................  $2,108,583,760
                                                                                     ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations
For the Six Months Ended October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) ................................                  $35,813,345
                                                                                         -----------
Expenses:
Investment advisory fee (Note 2) ................         $  4,393,366
Registration fees ...............................              206,798
Dividend and transfer agency fees ...............              110,942
Accounting and custodian services ...............               75,469
Legal and audit fees ............................               24,934
Printing and shareholder reports ................               11,539
Trustees' fees (Note 5) .........................                9,513
Insurance .......................................                4,179
Miscellaneous ...................................                7,000
                                                          ------------
     Total expense ..............................            4,843,740
Waived investment advisory fee (Note 2) .........           (2,413,140)                    2,430,600
                                                          ------------                   -----------
     Net investment income ............................................                   33,382,745
Net realized loss from investment transactions ........................                         (327)
                                                                                         -----------
Net Increase in Net Assets Resulting From Operations ..................                  $33,382,418
                                                                                         ===========

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statements of Changes in Net Assets (Unaudited)                                 Six Month             Year
                                                                                  Ended               Ended
                                                                            October 31, 1998      April 30, 1998
-----------------------------------------------------------------------------------------------------------------
Increase in Net Assets:
Operations:
Net investment income ..................................................     $   33,382,745      $   54,181,204
Net realized loss from investment transactions .........................               (327)            (15,572)
                                                                             --------------      --------------
Net increase in net assets resulting from operations ...................         33,382,418          54,165,632
Total declared as dividends to shareholders (Note 4) ...................        (33,376,506)        (54,172,922)
Capital share transactions (Note 3) ....................................        304,136,239         800,793,413
                                                                             --------------      --------------
Net increase in net assets .............................................        304,142,151         800,786,123
Net Assets:
Beginning of period ....................................................      1,804,441,609       1,003,655,486
                                                                             --------------      --------------
End of period, including undistributed net investment income of $140,840 and $134,601 and accumulated capital losses of $264,350 and $264,023
respectively (Note 1g and Note 4) ......................................     $2,108,583,760      $1,804,441,609
                                                                             ==============      ==============

-----------------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax Exempt Fund
Financial Highlights
(Unaudited)
                                           Six Months
                                              Ended                         Year Ended April 30,
                                           October 31,     -------------------------------------------------------
                                              1998              1998           1997          1996         1995
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of
 period .............................      $   1.00          $    1.00      $    1.00      $  1.00      $  1.00
 Net investment income ..............           .02                .04            .03          .04          .03
 Dividends from net investment
  income ............................          (.02)              (.04)          (.03)        (.04)        (.03)
                                           --------          ---------     ----------     --------     --------
Net Asset Value, end of period ......      $   1.00          $    1.00      $    1.00      $  1.00      $  1.00
                                           ========          =========     ==========     ========     ========
Total Return ........................          1.71%(2)           3.59%          3.41%        3.68%        3.20%
Ratios/Supplemental Data:
 Net Assets, end of period (000)         $2,108,584        $1,804,442     $1,003,655     $667,205     $403,903
 Ratio of expenses to average
  net assets (before waiver) ........           .49%(1)            .49%           .52%         .54%         .56%
 Ratio of expenses to average
  net assets (after waiver) .........           .25%(1)            .24%           .27%         .29%         .31%
 Ratio of net investment
  income, to average net
  assets (before waiver) ............          3.13%(1)           3.28%          3.12%        3.35%        2.90%
 Ratio of net investment
  income, to average net
  assets (after waiver) .............          3.37%(1)           3.53%          3.37%        3.60%        3.15%

--------------------------------------------------------------------------------
                                          Five Months         Year
                                             Ended           Ended
                                           April 30,      November 30,
                                             1994             1993
--------------------------------------------------------------------------------
Net Asset Value, beginning of
 period .............................      $   1.00          $    1.00
 Net investment income ..............           .01               .02
 Dividends from net investment
  income ............................          (.01)              (.02)
                                           --------          --------
Net Asset Value, end of period ......      $   1.00          $    1.00
                                           ========          ========
Total Return ........................          2.14%(1)           2.14%
Ratios/Supplemental Data:
 Net Assets, end of period (000)           $390,375          $278,697
 Ratio of expenses to average
  net assets (before waiver) ........          .59%(1)          .62%
 Ratio of expenses to average
  net assets (after waiver) .........          .34%(1)          .45%
 Ratio of net investment
  income, to average net
  assets (before waiver) ............         1.92%(1)         1.96%
 Ratio of net investment
  income, to average net
  assets (after waiver) .............         2.17%(1)         2.13%

(1) On an annualized basis

(2) Cumulative total return

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On June 15, 1998, the Merrill Lynch Rated Institutional Fund commenced operations as a separate series of the Trust. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. On February 18, 1994, Merrill Lynch Institutional Tax-Exempt Fund was reorganized as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

    (a) The value of the Premier Institutional, Institutional, Rated Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund's portfolio securities are carried at amortized cost which approximates market value.

    For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

    (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

    (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

    (e) Organizational costs are expensed as incurred. Prepaid registration fees are charged to income as the related shares are sold.

    (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund, Rated Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

    (g) During the year ended April 30, 1998, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $8,254 in both accumulated capital losses and undistributed net investment income as a result of permanent differences arising from different treatments of market discount for book and tax purposes.

2. Investment Advisory Fees and Other
Transactions with Affiliates

Fund Asset Management, L.P., a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued (Unaudited)
--------------------------------------------------------------------------------

                                Percentage of Average Daily Net Assets
                               ------------------------------------------
Premier Institutional
Fund .......................    .15%
Institutional Fund .........    .40% up to and including $250,000,000
                               plus .375% over $250,000,000 up to and
                                including $500,000,000
                               plus .35% over $500,000,000 up to and
                                including $750,000,000
                               plus .325% over $750,000,000
Rated Institutional
Fund .......................    .20%
Government Fund
and Treasury Fund ..........    .35% up to and including $500,000,000
                               plus .335% over $500,000,000 up to and
                                including $750,000,000
                               plus .32% over $750,000,000 up to and
                                including $1,000,000,000
                               plus .30% over $1,000,000,000
Institutional
Tax-Exempt Fund ............    .45% up to and including $1,500,000,000
                               plus .425% over $1,500,000,000 up to and
                                including $2,000,000,000
                               plus .40% over $2,000,000,000

    During its initial offering period, FAM has agreed to waive a portion of its advisory fees for the Rated Institutional Fund. For the period ended October 31, 1998, the effective fee payable to FAM was 0.14% of the Fund's average daily assets. FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

    For the period ended October 31, 1998, FAM waived a portion of its fees amounting to $5,044,708 for the Institutional Fund, $48,571 for the Rated Institutional Fund, $1,342,389 for the Government Fund, $520,268 for the Treasury Fund and $2,413,140 for the Institutional Tax-Exempt Fund.

    All officers and certain trustees of the Trust are Affiliated with Merrill Lynch & Co., Inc.

3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At October 31, 1998, capital paid-in aggregated $8,306,423,273 for Premier Institutional Fund, $8,547,118,534 for Institutional Fund, $322,425,467 for Rated Institutional Fund, $2,577,275,576 for Government Fund, $808,148,517 for Treasury Fund and $2,108,707,270 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:

                                           Period               Year
                                            Ended              Ended
                                         October 31,         April 30,
Premier Institutional Fund                  1998                1998
-----------------------------------   ----------------   -----------------
Shares sold .......................   50,165,422,918     80,884,136,647
Shares issued to shareholders
 in reinvestment of dividends .....      168,296,635        239,118,722
                                      --------------     --------------
  Total ...........................   50,333,719,553     81,123,255,369
Shares redeemed ...................   48,672,768,901     77,301,915,817
                                      --------------     --------------
  Net increase ....................    1,660,950,652      3,821,339,552
                                      ==============     ==============

                                           Period               Year
                                            Ended              Ended
                                         October 31,         April 30,
Institutional Fund                          1998                1998
-----------------------------------   ----------------   -----------------
Shares sold .......................   20,038,158,715     42,976,137,621
Shares issued to shareholders
 in reinvestment of dividends .....      186,996,523        314,438,784
                                      --------------     --------------
  Total ...........................   20,225,155,238     43,290,576,405
Shares redeemed ...................   19,051,731,509     42,118,189,627
                                      --------------     --------------
  Net increase ....................    1,173,423,729      1,172,386,778
                                      ==============     ==============

                                           Period
                                           Ended
                                        October 31,
Rated Institutional Fund                    1998
-----------------------------------   ---------------
Shares sold .......................   1,293,002,344
Shares issued to shareholders
 in reinvestment of dividends .....       4,116,356
                                      -------------
  Total ...........................   1,297,118,700
Shares redeemed ...................     964,793,233
                                      -------------
  Net increase ....................     332,325,467
                                      =============

 Prior to June 15, 1998 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued (Unaudited)
--------------------------------------------------------------------------------

                                           Period              Year
                                           Ended              Ended
                                        October 31,         April 30,
Government Fund                             1998               1998
-----------------------------------   ---------------   -----------------
Shares sold .......................   6,620,880,722     11,216,903,849
Shares issued to shareholders
 in reinvestment of dividends .....      56,434,093        100,120,146
                                      -------------     --------------
  Total ...........................   6,677,314,815     11,317,023,995
Shares redeemed ...................   6,214,833,566     11,220,047,484
                                      -------------     --------------
  Net increase ....................     462,481,249         96,976,511
                                      =============     ==============

                                           Period             Year
                                           Ended              Ended
                                        October 31,         April 30,
Treasury Fund                               1998              1998
-----------------------------------   ---------------   ----------------
Shares sold .......................   1,302,794,196     4,496,611,001
Shares issued to shareholders
 in reinvestment of dividends .....      17,001,528        31,614,356
                                      -------------     -------------
  Total ...........................   1,319,795,724     4,528,225,357
Shares redeemed ...................   1,269,904,239     4,381,758,509
                                      -------------     -------------
  Net increase ....................      49,891,485       146,466,848
                                      =============     =============

                                           Period             Year
                                           Ended              Ended
Institutional                           October 31,         April 30,
Tax-Exempt Fund                             1998              1998
-----------------------------------   ---------------   ----------------
Shares sold .......................   4,906,503,016     9,422,006,794
Shares issued to shareholders
 in reinvestment of dividends .....      31,670,619        50,969,555
                                      -------------     -------------
  Total ...........................   4,938,173,635     9,472,976,349
Shares redeemed ...................   4,634,037,396     8,672,182,936
                                      -------------     -------------
  Net increase ....................     304,136,239       800,793,413
                                      =============     =============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Rated Institutional, Government and Treasury Funds are declared from the total of net investment income, plus or minus realized gains or losses, if any, on investments.

    Dividends for the Institutional Tax-Exempt Fund are declared from net investment income-excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

    At April 30, 1998, the Institutional Tax-Exempt Fund had net capital loss carryovers of $248,451 of which $90,891 expire in the year 2001, $17,520 expire in 2002 and $140,040 expire in 2003.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $36,000 by the Trust. Trustees' fees are allocated among the six series of the Trust based on the net assets under management.

--------------------------------------------------------------------------------

TRUSTEES, SENIOR OFFICERS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Robert W. Crook*
 President & Trustee
 Senior Vice President,
  Merrill Lynch Asset Management, L.P.

A. Bruce Brackenridge
 Trustee
 Retired Group Executive,
  J.P. Morgan & Co., Inc.

Charles C. Cabot, Jr.
 Trustee
 Partner, Sullivan & Worcester

James T. Flynn
 Trustee
 Retired Chief Financial Officer,
  J.P. Morgan & Co., Inc.

Terry K. Glenn*
 Trustee
 Executive Vice President,
  Merrill Lynch Asset Management, L.P.

Todd Goodwin
 Trustee
 General Partner,
  Gibbons, Goodwin, van Amerongen

George W. Holbrook, Jr.
 Trustee
 Managing Partner,
  Bradley Resources Company

W. Carl Kester
 Trustee
 James R. Williston Professor of Business  Administration,
  Harvard University Graduate School of
  Business Administration

William M. Breen
 Senior Vice President, Chief Financial
 Officer & Treasurer
Michael J. Brady
 Senior Vice President
Ann Catlin
 Senior Vice President
James J. Fatseas
 Senior Vice President
Joseph T. Monagle, Jr.
 Senior Vice President
William Wasel
 Senior Vice President
Mark E. Maguire
 Senior Vice President
Kevin McKenna
 Senior Vice President
Barry F. X. Smith
 Senior Vice President
John Ng
 Vice President & Portfolio Manager
Robert Sabatino
 Vice President & Portfolio Manager
Kevin Schiatta
 Vice President & Portfolio Manager
P. Michael Walsh
 Vice President & Portfolio Manager
Phillip S. Gillespie
 Secretary


*May be deemed to be an "interested person" of the Fund as such term is defined in the Investment Company Act of 1940.

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

--------------------------------------------------------------------------------
ADMINISTRATOR & DISTRIBUTOR

Merrill Lynch Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, N.J. 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8500
Boston, Massachusetts 02266-8500

LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110-1617

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Each Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Funds is neither insured nor guaranteed by the U.S. Government.

Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Rated Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund


----------------------------------------------
Merrill Lynch
Funds For Institutions Series
----------------------------------------------
Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Rated Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund

Semi-Annual Report
October 31, 1998